                               AETNA MUTUAL FUNDS


                                SMART SOLUT!ONS
                                    FROM AETNA


                                                 AETNA
                                                   GENERATION
                                                           FUNDS


                                   [GRAPHIC]


ANNUAL REPORT
OCTOBER 31, 2000

                               PRESIDENT'S LETTER



 Dear Fellow Shareholder,
 October 31, 2000

 Thank you for investing in the Aetna Series Fund, Inc. With nearly 8,000 mutual funds available in today's market, we appreciate your confidence in us.

 The twelve months ended October, 2000 witnessed much volatility in the U.S. stock markets. For the past ten months, the major stock markets have all declined: S&P 500 Index, off 1.8%; NASDAQ Composite Index, down 17.2%; Dow Jones Industrial Average, minus 3.4%. Technology stocks in particular were hit with a sharp decline in the latter part of this 12-month period. Still, each of the indices remained in positive territory for the 12-month period, due to the exceptionally strong performance during the last two months of 1999.

 Over the course of the year, the Federal Reserve (the "Fed") continued a series of rate increases that resulted in the Fed funds rate climbing from 5.45% to 6.5% as of October 31, 2000. The impact of rising interest rates and oil prices was reflected in the U.S. Gross Domestic Product, which slowed from an 8.3% annual rate in the last quarter of 1999 to an estimated 2.7% in the third quarter of 2000. International investing was negatively affected by the spike in oil prices and the strength of the U.S. dollar versus the Euro. Nevertheless, U.S. economic and corporate earnings outlooks remained robust as this report period closed, and market breadth, i.e. the number of stocks advancing versus declining, has improved. Thus it appears that the Fed has been able to slow the economy to a sustainable growth rate.

 The Fund and its advisor, Aeltus Investment Management, Inc., continuously strive to improve products and services for the benefit of the shareholders. Here are some highlights of our recent efforts:

  . AETNA PRINCIPAL PROTECTION FUNDS II, III AND IV enjoyed successful offerings, as investors committed more than $450 million to the funds. AETNA INDEX PLUS PROTECTION FUND (offering a lower minimum investment of $5,000) is in its offering period until November 30, 2000. These funds are designed to appeal to a broad range of investors seeking downside protection with upside market potential.

  .
     On December 22, 1999, Aeltus acquired a minority equity interest in ELIJAH ASSET MANAGEMENT, LLC (EAM), a skilled manager of specialized growth and technology funds.

  . AETNA TECHNOLOGY FUND was launched on March 1, 2000. Sub-advised by EAM, the fund seeks long-term capital appreciation by investing primarily in technology-sector stocks.



 Following approval of shareholders and your Board of Directors, four funds (Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, Aetna High Yield Fund and Aetna

 Index Plus Bond Fund) were liquidated on August 25, 2000, due to low investor interest and resultant high fund expenses.


 As 2000 draws to an end, we want to reaffirm our commitment to bring you the best of products and services. Again, we greatly appreciate and value your continued confidence in our funds and in Aeltus.

 Sincerely,

LOGO

J. Scott Fox
President
Aetna Series Fund, Inc.

 A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling
 800-238-6263, option 2. Read the prospectus carefully before investing.

TABLE OF CONTENTS
President's Letter.....................................................i
GENERATION FUNDS:
Investment Review......................................................1
Portfolios of Investments:
 Aetna Ascent Fund.....................................................8
 Aetna Crossroads Fund.................................................14
 Aetna Legacy Fund.....................................................21
Statements of Assets and Liabilities...................................29
Statements of Operations...............................................31
Statements of Changes in Net Assets....................................32
Notes to Financial Statements..........................................38
Additional Information.................................................44
Financial Highlights...................................................46
Independent Auditors' Report...........................................58

LOGO
LOGO
LOGO

GENERATION BOOK
ASCENT         Page # Jan-95                          Dec-95                          Oct-96
Aetna Ascent
Fund (Class I)  1     10,000  10,286  11,010  11,850  12,362  12,766  13,350  14,024  14,114  15,510  15,337  17,744
Russell 3000
Index           1     10,000  10,901  11,927  13,001  13,680  14,428  15,030  15,473  15,757  17,587  15,802  18,961
Ascent
Composite
Index           1     10,000  10,676  11,396  12,075  12,613  13,042  13,444  13,761  13,926  14,852  13,950  16,062

GENERATION BOOK
ASCENT         Page #  Oct-97                          Oct-98                         Oct-99                          Oct-00
Aetna Ascent
Fund (Class I)  1      17,868  18,225  19,822  18,930  17,528  19,184  19,792  20,185  19,922  21,190  22,124  21,584  21,638
Russell 3000
Index           1      18,578  19,778  22,462  22,238  21,642  25,254  26,393  26,374  27,002  28,371  29,789  29,283  29,602
Ascent
Composite
Index           1      15,773  16,435  17,987  17,681  17,287  18,991  19,686  19,852  20,157  21,099  21,949  21,931  21,767

CROSSROADS     Page # Jan-95                          Dec-95                          Oct-96
Aetna
Crossroads
Fund (Class I)  1     10,000  10,289  10,930  11,670  12,105  12,428  12,875  13,444  13,566  14,566  14,492  16,318
Saly BIG Index  1     10,000  10,506  11,150  11,362  11,855  11,649  11,706  11,924  12,192  12,331  12,255  12,857
Crossroads
Composite
Index           1     10,000  10,615  11,283  11,828  12,330  12,603  12,915  13,212  13,393  14,099  13,416  15,053

CROSSROADS     Page # Oct-97                          Oct-98                          Oct-99                          Oct-00
Aetna
Crossroads
Fund (Class I)  1     16,504  16,919  18,075  17,495  16,360  17,599  18,044  18,185  18,047  18,769  19,593  19,132  19,364
Saly BIG Index  1     13,119  13,487  13,600  13,872  14,352  14,583  14,457  14,219  14,422  14,315  14,626  15,055  15,472
Crossroads
Composite
Index           1     14,949  15,496  16,593  16,434  16,326  17,544  18,003  18,066  18,319  18,940  19,611  19,758  19,746

LEGACY         Page #  Jan-95                          Dec-95                          Oct-96
Aetna Legacy
Fund (Class I)  2     10,000  10,303  10,870  11,489  11,889  12,102  12,471  12,863  13,019  13,728  13,678  15,020
Saly BIG Index  2     10,000  10,506  11,150  11,362  11,855  11,649  11,706  11,924  12,192  12,331  12,255  12,857
Legacy
Composite
Index           2     10,000  10,554  11,171  11,585  12,050  12,175  12,402  12,676  12,872  13,372  12,895  14,095

LEGACY         Page #   Oct-97                          Oct-98                          Oct-99                          Oct-00
Aetna Legacy
Fund (Class I)  2       15,095 15,427  16,251  16,050  15,474  16,379  16,664  16,726  16,711  17,112  17,886  17,802  18,037
Saly BIG Index  2       13,119 13,487  13,600  13,872  14,352  14,583  14,457  14,219  14,422  14,315  14,626  15,055  15,472
Legacy
Composite
Index           2       14,152 14,592  15,285  15,253  15,370  16,151  16,408  16,383  16,586  16,933  17,448  17,723  17,832

                                 Average Annual Total Returns
                            for the period ended October 31, 2000*
------------------------------------------------------------------------------------------------
                      Ascent                    Crossroads                    Legacy

            ------------------------------------------------------------------------------------
            1 Year  5 Years  Inception  1 Year  5 Years  Inception  1 Year  5 Years  Inception
------------------------------------------------------------------------------------------------
Class I     8.62%   13.15%    14.17%    7.29%   10.92%    12.01%    7.93%    9.59%    10.66%
------------------------------------------------------------------------------------------------
Class A:

 POP (1)    2.11%   11.34%    12.48%    0.86%    9.14%    10.35%    1.46%    7.82%     9.01%
 NAV (2)    8.34%   12.66%    13.63%    7.02%   10.44%    11.47%    7.65%    9.11%    10.12%
------------------------------------------------------------------------------------------------
Class B:

            2.63%   11.77%    12.95%    1.25%    9.56%    10.80%    1.91%    8.22%     9.45%
w/CDSC (3)
NAV         7.58%   12.03%    13.04%    6.24%    9.83%    10.91%    6.91%    8.51%     9.56%
------------------------------------------------------------------------------------------------
Class C:

            6.58%   12.03%    13.04%    5.15%    9.82%    10.89%    5.81%    8.49%     9.55%
w/CDSC (4)
NAV         7.57%   12.03%    13.04%    6.15%    9.82%    10.89%    6.81%    8.49%     9.55%
------------------------------------------------------------------------------------------------


                                                               See Definition of

Terms.                                                                      1

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/95), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Ascent Fund has added the Russell 3000 Index as the primary benchmark. Ascent is the most aggressive of the Generation Funds with a larger allocation to equities. The Russell 3000 Index is a broad-based equity index which includes large cap, mid cap, small cap and REIT securities which are reflective of the domestic equity allocation of the Fund. The Crossroads Fund and Legacy Fund have added the Salomon Smith Barney Broad Investment Grade Bond (Salomon Broad) Index as the primary benchmark. Crossroads and Legacy are the more conservative of the Generation Funds with a larger allocation to fixed income securities. The Salomon Broad Index is a broad-based bond index which is reflective of the domestic bond allocation of the Funds.

The secondary benchmarks for the Funds are the composite benchmarks which are made up of seven asset class indices. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Funds.


2 See Definition of Terms.

                             AETNA GENERATION FUNDS

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

For the year ended October 31, 2000, the performance for the Generation Funds (Ascent, Crossroads and Legacy) and their respective benchmarks and composite indices are listed below:

                         FUND RETURN                            BENCHMARK INDEX    COMPOSITE INDEX
GENERATION FUNDS           CLASS I     BENCHMARK INDEX               RETURN             RETURN
Ascent                      8.62%      Russell 3000 Index (a)        9.63%              7.99%
Crossroads                  7.29%      Salomon Broad Index (b)       7.28%              7.79%
Legacy                      7.93%      Salomon Broad Index (b)       7.28%              7.51%


WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

The economy, as measured by Gross Domestic Product (GDP), expanded at an 8.3% annual pace in the fourth quarter of 1999 and continued to grow at a healthy pace in the first and second quarters of 2000 (4.8% and 5.6%, respectively). After six Federal Open Market Committee (FOMC) interest rate increases totaling 175 basis points beginning in June 1999, the economy started to show signs of slowing in May 2000. (One basis point is equal to one hundredth of a percent, or 0.01%.) By the end of the third quarter 2000, the impact of rising interest rates and oil prices was reflected in a less robust GDP growth figure of 2.7%. Leading the decline in GDP were slower investment and government spending, and a decline in capital goods orders. Consumer spending, however, was still strong during 2000's third quarter. Inflation data remains tame, as the employment cost index came in at 0.9% for the third quarter, compared to a 1% increase in the second quarter. Productivity continues to outpace the economic cost index, keeping unit labor costs at deflation levels. The GDP deflator also grew more slowly in the third quarter compared to the second quarter at 2% versus 2.4%, respectively, but grew at a faster rate when compared to the 1.3% rate for the fourth quarter of 1999.

Internationally, the European Central Bank (ECB) persuaded its G-7 colleagues to help in a coordinated intervention on September 22 in support of the Euro. The plummeting value of this new currency, which was initially thought likely to be a significant competitor to the U.S. dollar, had raised concerns among the world's leading monetary officials that its weakness was leading to potentially dangerous global imbalances in world trade and capital flows. The coordinated nature of the intervention suggests that the ECB has convinced its central bank colleagues that weakness in the Euro must be limited and strength of the dollar must be capped. An investment implication is that the purchasing power of the dollar, in terms of foreign stocks and bonds, is now in the neighborhood of a high.

Oil prices, like the Euro, came under official attention as the Clinton administration authorized the release of crude oil from the Strategic Petroleum Reserve during the third quarter. Low inventories of crude oil today pose a threat of shortage in home heating oil during the winter months ahead, with the accompanying risk of painfully high prices. In September, Saudi Arabia broke ranks with OPEC with a pledge to pump whatever oil was necessary to bring the energy market into better balance at a more modest price level. However, late in October, Iraq threatened to cut off its oil exports if the United Nations failed to approve a plan to pay in Euros, not U.S. dollars. The outcome is yet to be resolved.

Over the past year, equity markets have experienced significant volatility. Although major stock markets were up for the one-year period, positive returns were driven by strong performance during the last two months of 1999. For the first ten months of 2000, the Standard & Poor's (S&P) 500 Index(c), NASDAQ Composite Index(d) and Dow Jones Industrial Average(e) were down 1.8%, 17.2% and 3.4%, respectively. In contrast, this year's market winners were mid-cap stocks and Real Estate Investment Trusts (REITs). As measured by the S&P MidCap 400(f) and NAREIT(g) indices, these top two performing asset classes were up 18% and 16.6%, respectively, for the first ten months of the year 2000. During the same period, small-cap stocks, as measured by the Russell 2000 Index(h), were close to neutral, returning -0.47%. ("Market cap", or market capitalization, is the value of a company based on the aggregate market value of its stock. Market cap is calculated by multiplying the number of shares outstanding by the current price of a single share.)

                                                               See Definition of

Terms.                                                                      3

The other major market theme for the one year period ended October 31, 2000 was the resurgence of value in large and small cap stocks. For the period, value outpaced growth, as measured by S&P 500 Barra Indices(i), in large cap stocks by 8%, but growth continued to outpace value for mid and small cap stocks by 21.9% and 9.3%, respectively.

On the fixed income side, the tightening of the interest rates by the FOMC increased short-term Treasury yields, while longer-term yields were held down by reduced Treasury supply. For the fiscal year, two-year Treasuries increased in yield by 14 basis points, while thirty-year Treasuries declined in yield by 38 basis points, due to reduced supply. Spreads in most sectors have widened due to concerns about credit quality. For the fiscal year, investment grade corporate bonds underperformed similar duration Treasuries by nearly 300 basis points.


ASSET CLASS               BENCHMARK INDEX                INDEX RETURN
Large Company Stocks      S&P 500 Index (c)                  6.09%
Small/Mid Company Stocks  Russell 2500 Index (j)            23.27%
International Stocks      MSCI EAFE Index (k)               -2.66%
Real Estate Stocks        NAREIT Equity Index (g)           18.28%
Domestic Bonds            Salomon Broad Index (b)            7.28%
International Bonds       S.B. Non-U.S. WGBI Index (l)      -9.70%
Cash Equivalents          U.S. 90 Day T-Bill (m)             5.74%




WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST TWELVE MONTHS?

The following exhibits show the progression of asset allocation for each of the three Generation Funds:

                            % OF
                         NET ASSETS  NOTIONAL VALUE*                       ECONOMIC EXPOSURE*
ASSET ALLOCATION          10/31/00      OF FUTURES                         10/31/00       10/31/99  BENCHMARK   RANGE
ASCENT
------
Large Cap Stocks             31%           --                                 31%            22%       35%      0-70%
Small/Mid Cap Stocks         21%           --                                 21%            10%       20%      0-40%
International Stocks         14%            3%                                17%            26%       20%      0-40%
International Bonds           1%           --                                  1%             1%        5%      0-10%
Real Estate Stocks            6%           --                                  6%            26%        5%      0-10%
Fixed Income                 14%           --                                 14%             8%       15%      0-30%
Cash Equivalents             13%           (3)%                               10%             7%        --      0-30%
                         ----------  ----------------  ----------------------------------  -----    ---------
                            100%           --                                100%           100%      100%
                         ==========  ================  ==================================  =====    =========
CROSSROADS
----------
Large Cap Stocks             26%           --                                 26%            16%       25%      0-50%
Small/Mid Cap Stocks         16%           --                                 16%             8%       15%      0-30%
International Stocks         11%            2%                                13%            20%       15%      0-30%
International Bonds           2%           --                                  2%             2%        5%      0-10%
Real Estate Stocks            6%           --                                  6%            18%        5%      0-10%
Fixed Income                 27%           --                                 27%            27%       30%      0-60%
Cash Equivalents             12%           (2)%                               10%             9%        5%      0-30%
                         ----------  ----------------  ----------------------------------  -----    ---------
                            100%           --                                100%           100%      100%
                         ==========  ================  ==================================  =====    =========
LEGACY
------
Large Cap Stocks             14%           --                                 14%            11%       15%      0-30%
Small/Mid Cap Stocks         10%           --                                 10%             5%       10%      0-20%
International Stocks          7%            1%                                 8%            16%       10%      0-20%
International Bonds           3%           --                                  3%             4%        5%      0-10%
Real Estate Stocks            5%           --                                  5%            13%        5%      0-10%
Fixed Income                 40%           --                                 40%            47%       45%      0-90%
Cash Equivalents             21%           (1)%                               20%             4%       10%      0-30%
                         ----------  ----------------  ----------------------------------  -----    ---------
                            100%           --                                100%           100%      100%
                         ==========  ================  ==================================  =====    =========


4 See Definition of Terms.

* Notional value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions, if any. Economic exposure reflects the Fund's exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions, if any.

Over the last year, outperformance in Aetna Ascent Fund (Ascent) and Aetna Legacy Fund (Legacy) relative to their custom benchmarks was largely due to positive stock selection. Modest underperformance in Aetna Crossroads Fund (Crossroads) was primarily due to underperformance in domestic and international bonds.

Good stock selection in the technology and financial sectors of mid and large cap equities helped performance in all three Funds. Positive stock selection in the international capital goods and health care sectors also contributed to performance in Ascent and Crossroads. Poor stock selection in large cap equities of other sectors, however, detracted from performance over the period in all Funds.

Asset allocation also added to performance. Underweighting international fixed income across all Funds was the primary reason for the positive impact, while a small underweight in mid and small cap stocks detracted from performance.

Top positive contributors to the Funds included: Vestas Wind Systems, up 314%; SDL, Inc., up 320%; and Downey Financial up 116%. Negative performers included:
 WorldCom Inc., down 58% and Samsung Electronics down 47%.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Moving into the final two months of 2000, we continue to be cautious. Throughout September and October of 2000, expectations of favorable earnings reports began to unravel as well respected technology companies (the leaders of the "new economy") began to pre-announce shortfalls in revenues and earnings due to weaker demand in the U.S. and abroad. High oil prices, low unemployment and strong consumer spending continue to threaten our low inflation environment, while the most recent top line growth number for the economy, third quarter GDP at 2.7%, worked in the opposite direction. All of these factors point to a mixed economic picture as we enter the end of 2000.


We will continue to look for clarification on a number of issues, including the presidential election, oil prices, the weak Euro and consumer spending. Meanwhile, the focus of our Funds remains unchanged, to select stocks with strong business fundamentals.

The opinions expressed reflect those of the portfolio manager only through October 31, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of each Fund is subject to change.


                                                               See Definition of

Terms.                                                                      5

DEFINITION OF TERMS
(1)
  On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 5.75%. The POP (public offering price) returns reflect this maximum load.
(2)NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.
(3)
  The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of
  Class I shares and deducting the internal fees and expenses applicable to the
  Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows:
  Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.
(4)
  The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of
  Class I shares and deducting the internal fees and expenses applicable to the
  Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.
(a)The Russell 3000 Index measures the performance of the 3,000 largest U.S.
  companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(b)
  Salomon Smith Barney Broad Investment-Grade Bond (Salomon Broad) Index is an
  unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.
(c)
  The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank
  Russell Company.
(d)NASDAQ Composite Index is an unmanaged index of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.
(e)
  The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.
(f)
  The Standard & Poor's MidCap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.
(g)The NAREIT Equity REIT Index is a market weighted total return of all tax-qualified REITs listed on the New York Stock Exchange, American Stock
  Exchange and the NASDAQ National Market System as reported by Frank Russell
  Company.
(h)The Russell 2000 Index consists of the smallest 2,000 of the 3,000 largest companies, based on market capitalization.
(i)
  S&P 500 Barra Indicies is the Standard & Poor's 500 Barra (Growth and Value)
  Indicies. Companies in each U.S. index are split into two groups based on price-to-book ratio to create growth and value indices. The Growth index contains companies with higher price-to-book ratios, while the Value index contains those with lower ratios.
(j)
  The Russell 2500 Index consists of the smallest 500 securities in the Russell
  1000 Index and all 2,000 securities in the Russell 2000 Index. Each of these indices assumes reinvestment of all dividends and is unmanaged.
(k)
  The MSCI EAFE Index (Morgan Stanley Capital International-Europe, Australia
  and Far East) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe,
  Australia and the Far East. Performance is calculated on a total return basis, as reported by Frank Russell Company.
(l)The Salomon Brothers Non-U.S. World Government Bond Index (S.B. Non-U.S.
  WGBI) serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom, Germany, France, Canada, the Netherlands,
  Australia, Denmark, Italy, Belgium, Spain and Sweden.

(m)Three-month Treasury bills are backed by full faith and credit of the U.S.
  Government, short-term investments are equivalent to cash because their maturity is only three months.

The unmanaged indices described above are not available for individual investment.

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
ASCENT


                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
COMMON STOCKS (72.6%)
UNITED STATES  (58.3%)
AEROSPACE/DEFENSE (3.4%)
Boeing Co. ............................        12,000            813,750
General Dynamics Corp. ................         5,900            422,219
Lockheed Martin Corp. .................        18,800            673,980
Northrop Grumman Corp. ................         4,300            361,200
Precision Castparts Corp. .............         2,600             98,150
                                                               2,369,299
                                                            --------------
AIRLINES (0.4%)
Frontier Airlines, Inc. + .............        12,900            303,150
                                                            --------------
AUTO PARTS & EQUIPMENT (0.2%)
Applied Industrial Technologies, Inc. .         7,200            121,950
                                                            --------------
BANKS - REGIONAL (0.2%)
GBC Bancorp ...........................         4,000            127,500
                                                            --------------
BANKS - MAJOR REGIONAL (1.0%)
Bank of New York Co., Inc. ............         5,400            310,838
Northern Trust Corp. ..................         4,900            418,337
                                                                 729,175
                                                            --------------
BEVERAGES - ALCOHOLIC (1.2%)
Anheuser-Busch Co., Inc. ..............        13,400            613,050
Constellation Brands, Inc. + ..........         4,900            238,875
                                                                 851,925
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.3%)
Pepsi Bottling Group, Inc. (The) ......         5,800            200,825
                                                            --------------
BIOTECHNOLOGY (0.7%)
Abgenix, Inc. + .......................           500             39,438
Gilead Sciences, Inc. + ...............         1,700            146,200
IDEC Pharmaceuticals Corp. + ..........           300             58,837
Techne Corp. + ........................         2,400            270,600
                                                                 515,075
                                                            --------------
CHEMICALS - SPECIALITY (0.2%)
GenTek, Inc. ..........................         7,700            128,494
                                                            --------------
COMPUTERS - HARDWARE (1.0%)
Brocade Communications Systems, Inc. +            900            204,637
Sun Microsystems, Inc. + ..............         4,600            510,025
                                                                 714,662
                                                            --------------
COMPUTERS - PERIPHERALS (1.5%)
EMC Corp. + ...........................        11,600          1,033,125
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (2.6%)
Art Technology Group, Inc. + ..........           700             43,925
BEA Systems, Inc. + ...................         3,800            272,650
Mercury Interactive Corp. + ...........         4,400            488,400
Siebel Systems, Inc. + ................         4,800            503,700
Sybase, Inc. + ........................        10,700            224,031
Symantec Corp. + ......................         7,700            300,781
                                                               1,833,487
                                                            --------------
CONSUMER FINANCE (1.1%)
Capital One Financial Corp. ...........         3,800            239,875
PMI Group, Inc. (The) .................         3,900            288,112
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES  (CONTINUED)
CONSUMER FINANCE (CONTINUED)
Providian Financial Corp. .............         2,400            249,600
                                                                 777,587
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.4%)
Cardinal Health, Inc. .................         3,000            284,250
                                                            --------------
ELECTRIC COMPANIES (1.9%)
Energy East Corp. .....................        11,300            228,119
Entergy Corp. .........................        10,200            390,787
NSTAR Corp.............................         5,200            201,175
Public Service Co. of New Mexico ......        10,400            286,650
RGS Energy Group Inc. .................         9,100            268,450
                                                               1,375,181
                                                            --------------
ELECTRICAL EQUIPMENT (3.5%)
AVX Corp. .............................         7,600            217,550
Black Box Corp. + .....................         4,600            303,025
General Electric Co. ..................        20,100          1,101,731
KEMET Corp. + .........................         8,200            228,575
Power-One, Inc. + .....................         2,600            184,438
Technitrol, Inc. ......................         2,500            277,187
Vishay Intertechnology, Inc. + ........         4,300            129,000
                                                               2,441,506
                                                            --------------
ELECTRONICS - COMPONENT DIST. (0.2%)
Arrow Electronics, Inc. + .............         5,200            166,400
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.4%)
GenRad, Inc. + ........................         8,100             73,913
Newport Corp. .........................         1,700            194,145
                                                                 268,058
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (1.0%)
Applied Micro Circuits Corp. + ........         1,800            136,800
Elantec Semiconductor, Inc. + .........         3,400            378,250
Integrated Device Technology, Inc. + ..         2,300            129,519
International Rectifier Corp. + .......         2,000             89,250
                                                                 733,819
                                                            --------------
FINANCIAL - DIVERSIFIED (0.7%)
Ambac Financial Group, Inc. ...........           500             39,906
Morgan Stanley Dean Witter & Co. ......         5,000            401,563
Security Capital Group Inc. - Class B +         2,000             38,125
                                                                 479,594
                                                            --------------
FOODS (1.5%)
PepsiCo, Inc. .........................        18,700            905,781
Suiza Foods Corp. + ...................         3,200            148,200
                                                               1,053,981
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.6%)
Aztar Corp. + .........................        15,700            237,462
International Game Technology + .......         1,200             43,950
Mandaley Resort Group + ...............         7,000            145,688
                                                                 427,100
                                                            --------------
HEALTH CARE - DRUGS (0.4%)
Noven Pharmaceuticals, Inc. + .........         6,400            285,200
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (2.0%)
HCA - The Healthcare Corp. ............        18,600            742,837
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES  (CONTINUED)
HEALTH CARE - HOSPITAL MANAGEMENT (CONTINUED)
Tenet Healthcare Corp. ................        16,300            640,794
                                                               1,383,631
                                                            --------------
HEALTH CARE - MANAGED CARE (3.2%)
Oxford Health Plans, Inc. + ...........         5,200            175,500
Trigon Healthcare, Inc. + .............         2,400            172,050
UnitedHealth Group Inc. ...............        11,800          1,290,625
Wellpoint Health Networks, Inc. + .....         5,200            608,075
                                                               2,246,250
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.4%)
Laboratory Corp. of America Holdings +          2,300            310,213
                                                            --------------
HEALTH CARE DIVERSIFIED (0.4%)
Abbott Laboratories ...................         5,100            269,344
                                                            --------------
HOMEBUILDING (0.7%)
NVR, Inc. + ...........................         2,300            237,820
Standard Pacific Corp. ................        14,100            264,375
                                                                 502,195
                                                            --------------
INSURANCE - LIFE/HEALTH (0.4%)
The MONY Group Inc. ...................         6,100            250,863
                                                            --------------
INSURANCE - MULTI-LINE (3.2%)
American International Group, Inc. ....         9,300            911,400
CIGNA Corp. ...........................         8,800          1,073,160
Hartford Financial Services Group, Inc.         3,700            275,419
                                                               2,259,979
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (1.5%)
Radian Group Inc. .....................         4,200            297,675
RenaissanceRe Holdings Ltd. ...........         4,100            297,506
St. Paul Co., Inc. ....................         9,500            486,875
                                                               1,082,056
                                                            --------------
INSURANCE BROKERS (0.4%)
Marsh & McLennan Co., Inc. ............         2,200            287,650
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.4%)
Edwards (A.G.), Inc. ..................         3,000            152,250
Tucker Anthony Sutro Corp. ............         5,700            131,813
                                                                 284,063
                                                            --------------
INVESTMENT MANAGEMENT (0.4%)
Affiliated Managers Group, Inc. + .....         4,300            258,538
                                                            --------------
LEISURE TIME - PRODUCTS (0.3%)
Direct Focus, Inc. + ..................         4,600            204,700
                                                            --------------
MANUFACTURING - SPECIALIZED (0.8%)
United Technologies Corp. .............         8,400            586,425
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (2.5%)
Coastal Corp. (The) ...................         7,500            565,781
Dynegy Inc. ...........................         7,000            324,187
El Paso Energy Corp. ..................         4,800            300,900
Energen Corp. .........................         7,800            223,275
Enron Corp. ...........................         4,700            385,694
                                                               1,799,837
                                                            --------------
OIL & GAS - DRILLING & EQUIPMENT (1.4%)
Helmerich & Payne, Inc. ...............         6,100            191,769
Rowan Co., Inc. + .....................        10,300            259,431
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES  (CONTINUED)
OIL & GAS - DRILLING & EQUIPMENT (CONTINUED)
Seitel, Inc. + ........................        18,400            276,000
Transocean Sedco Forex Inc. ...........         4,800            254,400
                                                                 981,600
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (1.1%)
Anadarko Petroleum Corp. ..............         7,500            480,375
Basin Exploration, Inc. + .............         3,000             59,437
Vintage Petroleum, Inc. + .............        12,200            257,725
                                                                 797,537
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.3%)
Ultramar Diamond Shamrock Corp. .......         8,500            223,125
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (0.4%)
Exxon Mobil Corp. .....................         2,800            249,725
                                                            --------------
PHOTOGRAPHY/IMAGING (0.4%)
Infocus Corp. + .......................         6,200            273,963
                                                            --------------
POWER PRODUCERS - INDEPENDENT (1.0%)
AES Corp. + ...........................        12,800            723,200
                                                            --------------
PUBLISHING (0.4%)
Scholastic Corp. + ....................         3,700            296,000
                                                            --------------
REIT DIVERSIFIED (5.6%)
AMB Property Corp. ....................         1,300             30,550
Apartment Investment & Management Co. .         2,700            123,356
Archstone Communities Trust ...........         3,600             84,825
Arden Realty Group, Inc. ..............         1,400             33,600
Avalon Bay Communities, Inc. ..........         4,073            187,103
Boston Properties, Inc. ...............         6,100            247,050
Brandywine Realty Trust ...............         2,100             40,163
BRE Properties, Inc. ..................         2,200             69,575
Camden Property Trust .................         1,200             34,350
Capital Automotive REIT ...............           700              9,023
Carramerica Realty Corp. ..............         1,800             53,212
Catellus Development Corp. + ..........         2,400             43,650
CBL & Associates Properties, Inc. .....           700             16,188
Centerpoint Properties Corp. ..........           800             35,550
Charles E. Smith Residential Realty,
 Inc...................................           800             35,200
Chelsea GCA Realty, Inc. ..............           800             25,800
Cousins Properties, Inc. ..............         2,100             54,600
Crescent Real Estate Equities, Inc. ...         2,900             58,362
Duke-Weeks Realty Corp. ...............         5,100            120,806
Eastgroup Properties, Inc. ............           800             16,300
Equity Office Properties Trust ........        10,400            313,300
Equity Residential Properties Trust ...         4,703            221,335
Essex Property Trust, Inc. ............         1,400             72,800
FelCor Lodging Trust Inc. .............         2,400             52,650
First Industrial Realty Trust, Inc. ...         1,300             40,138
Franchise Finance Corp. of America ....         1,800             36,563
Gables Residential Trust ..............           700             17,850
General Growth Properties, Inc. .......         1,600             47,200
Glenborough Realty Trust, Inc. ........         1,000             16,063
Glimcher Realty Trust .................         1,500             19,500
Health Care Property Investors, Inc. ..         2,100             61,687
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES  (CONTINUED)
REIT DIVERSIFIED (CONTINUED)
Health Care REIT, Inc. ................         1,200             21,225
Healthcare Realty Trust, Inc. .........         2,373             47,312
Highwood Properties, Inc. .............         2,200             47,575
Host Marriott Corp. ...................         8,900             94,562
HRPT Properties Trust .................         3,200             20,600
Innkeepers USA Trust ..................         1,700             17,319
Kilroy Realty Corp. ...................           700             18,244
Kimco Realty Corp. ....................         1,850             74,462
LaSalle Hotel Properties ..............         1,000             14,375
Liberty Property Trust ................         3,900            103,106
Mack-Cali Realty Corp. ................         2,200             59,675
Mission West Properties Inc. ..........         1,500             20,156
Nationwide Health Properties,  Inc. ...         1,500             22,406
Pan Pacific Retail Properties, Inc. ...           600             12,263
Pinnacle Holdings Inc. + ..............         2,100             33,075
Prentiss Properties Trust .............         1,300             32,988
ProLogis Trust ........................         5,100            107,100
Public Storage, Inc. ..................         4,200             94,500
Reckson Associates Realty Corp. .......         2,100             47,513
Simon Property Group, Inc. ............         5,300            118,256
SL Green Realty Corp. .................         2,300             61,669
Spieker Properties, Inc. ..............         3,000            166,125
Starwood Hotels & Resorts Worldwide,
 Inc...................................         3,300             97,762
Summit Properties Inc. ................         3,200             76,800
United Dominion Realty Trust, Inc. ....         3,300             34,650
Vornado Realty Trust ..................         7,100            247,169
Washington Real Estate Investment Trust         2,800             56,000
                                                               3,965,236
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.3%)
Tech Data Corp. + .....................         5,300            220,613
                                                            --------------
RETAIL - HOME SHOPPING (0.5%)
PolyMedica Corp. + ....................         5,500            316,250
                                                            --------------
RETAIL SPECIALITY - APPAREL (1.0%)
Christopher & Banks Corp. + ...........         8,100            268,312
Hot Topic, Inc. + .....................         8,500            291,125
Wilsons The Leather Experts Inc. + ....         7,900            120,969
                                                                 680,406
                                                            --------------
RETAIL STORES - DRUG STORE (0.8%)
Walgreen Co. ..........................        12,300            561,187
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.4%)
Safeway, Inc. + .......................         5,200            284,375
                                                            --------------
SAVINGS & LOAN COMPANIES (1.5%)
Astoria Financial Corp. ...............         4,000            150,000
Downey Financial Corp. ................         7,000            334,250
FirstFed Financial Corp. + ............         6,100            155,550
Golden State Bancorp, Inc. + ..........        12,200            318,725
GreenPoint Financial Corp. ............         3,600            107,100
                                                               1,065,625
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.7%)
F.Y.I. Inc. + .........................         4,600            184,575
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES  (CONTINUED)
SERVICES - COMMERCIAL & CONSUMER (CONTINUED)
West Teleservices Corp. + .............        11,000            280,500
                                                                 465,075
                                                            --------------
SERVICES - DATA PROCESSING (1.0%)
Paychex, Inc. .........................        13,050            739,772
                                                            --------------
SPECIALITY PRINTING (0.2%)
Topps Co., Inc. + .....................        18,400            166,175
                                                            --------------
TRUCKERS (0.3%)
Arkansas Best Corp. + .................        13,800            220,800
TOTAL UNITED STATES (COST $36,090,547)                        41,177,751
                                                            --------------
FOREIGN COMMON STOCKS (14.3%)
CANADA  (0.7%)
Celestica Inc. (Electronics -
 Semiconductors).......................         3,000            215,625
Nortel Networks Corp. (Communications
 Equipment)............................         6,100            275,984
TOTAL CANADA                                                     491,609
                                                            --------------
DENMARK  (0.8%)
Novo Nordisk A/S (Health Care -
 Drugs/Pharmacueticals)................         1,100            233,001
Vestas Wind Systems A/S (Electrical
 Equipment)............................         6,200            335,379
TOTAL DENMARK                                                    568,380
                                                            --------------
FINLAND  (1.5%)
Comptel Oyj (Data & Imaging Services) +        20,000            276,317
Elisa Communications Oyj (Telephone
 Long Distance) .......................         2,900             80,378
JOT Automation Group Oyj (Data &
 Imaging Services) ....................        38,700            134,489
Nokia Oyj, ADR (Communications
 Equipment)............................         9,900            423,225
Perlos Oyj (Electronics - Component
 Dist.)................................         5,000            106,374
Tecnomen Oyj (Cellular/Wireless
 Telecommunications)...................        11,800             81,514
TOTAL FINLAND                                                  1,102,297
                                                            --------------
FRANCE  (1.2%)
Alcatel (Communications Equipment) ....         4,800            292,524
Genset (Biotechnology & Medical
 Products) + ..........................         4,000             65,500
Schneider Electric SA (Electrical
 Equipment)............................         2,900            188,654
STMicroelectronics NV (Electronics -
 Semiconductors).......................         3,600            181,403
Total Fina Elf (Oil) ..................           722            103,178
TOTAL FRANCE                                                     831,259
                                                            --------------
GERMANY  (0.3%)
Buderus AG (Forest Products & Building         13,600            258,789
 Materials)............................
                                                            --------------
HONG KONG  (0.3%)
China Mobile (Hong Kong) Ltd., ADR
 (Cellular/Wireless Telecommunications)         6,400            196,000
 +.....................................
                                                            --------------
IRELAND  (0.1%)
CRH Plc (Construction) ................         4,088             62,716
                                                            --------------
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
ITALY  (0.3%)
Banca Nazionale del Lavoro (Banks &
 Thrifts) + ...........................        19,700             63,785
Telecom Italia SpA (Other
 Telecommunications)...................        17,400            147,778
TOTAL ITALY                                                      211,563
                                                            --------------
JAPAN  (2.0%)
Canon, Inc. (Electrical Machinery &
 Instruments)..........................         5,000            198,278
Crayfish Co., Ltd. (Data & Imaging
 Services) + ..........................        11,300             17,656
Fast Retailing Co. Ltd. (Retail
 Speciality - Apparel) ................           800            196,721
Internet Initiative Japan Inc., ADR
 (Computers Software/Services) + ......         1,500             37,500
Murata Manufacturing Co., Ltd.
 (Electronics - Component Dist.) ......         2,000            239,216
NTT DoCoMo, Inc. (Other
 Telecommunications) +.................            10            246,360
Softbank Corp. (Semiconductors &
 Electronics)..........................         2,000            119,974
Sony Corp. (Semiconductors and
 Electronics)..........................         2,200            175,694
TOSHIBA Corp. (Electrical Machinery &
 Instruments)..........................        25,000            178,588
TOTAL JAPAN                                                    1,409,987
                                                            --------------
NETHERLANDS  (1.9%)
Crucell NV (Biotechnology Research &
 Production) + ........................         2,500             32,103
Gucci Group (Textiles - Apparel) ......         1,800            175,453
ING Groep NV (Financial - Diversified)          3,944            270,510
Koninklijke (Royal) Philips Electronics
 NV (Electronics - Component Dist.) ...         9,700            380,748
Koninklijke Ahold NV (Food & Drug
 Retail)...............................         4,141            120,145
United Pan-Europe Communications NV
 (Other Telecommunications) + .........        19,800            346,558
TOTAL NETHERLANDS                                              1,325,517
                                                            --------------
SOUTH KOREA  (0.2%)
Samsung Electronics (Electronics -              4,600            150,075
 Component Dist.) .....................
                                                            --------------
SPAIN  (0.3%)
Telefonica Publicidad e Informacion, SA
 (Services - Advertising/Marketing) ...         7,200             48,821
Telefonica SA (Other
 Telecommunications) + ................         7,412            141,166
TOTAL SPAIN                                                      189,987
                                                            --------------
SWEDEN  (1.4%)
Adcore AB (Semiconductors &
 Electronics) + .......................        38,300            157,099
HiQ International AB (Services - Data
 Processing)...........................        45,200            365,389
Telefonaktiebolaget LM Ericsson AB, ADR
 (Semiconductors & Electronics) .......        11,800            163,725
Telelogic AB (Semiconductors &
 Electronics) + .......................        47,000            309,581
TOTAL SWEDEN                                                     995,794
                                                            --------------
SWITZERLAND  (0.9%)
Gretag Imaging Group (Producer Goods) +           800            143,708
Logitech International SA
 (Computers - Peripherals) + ..........           900            275,293
Swatch Group AG (The) (Consumer
 Specialties)..........................           150            198,545
TOTAL SWITZERLAND                                                617,546
                                                            --------------
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED KINGDOM  (2.4%)
Cable & Wireless Plc
 (Other Telecommunications) + .........        18,500            261,923
Celltech Group Plc (Biotechnology &
 Medical Products) + ..................         9,600            190,980
Lloyds TSB Group Plc (Diversified
 Financial Services) ..................        14,000            142,712
Shire Pharmaceuticals Group Plc (Drugs)
 +.....................................         2,900            182,338
Viatel, Inc. (Other Telecommunications)
 +.....................................        25,700            247,363
Vodafone AirTouch Plc
 (Cellular/Wireless Telecommunications)       105,234            438,184
WPP Group Plc (Commercial Services) ...        19,900            267,295
TOTAL UNITED KINGDOM                                           1,730,795
                                                            --------------
TOTAL FOREIGN COMMON STOCKS                                   10,142,314
 (COST $9,649,894)
                                                            --------------
TOTAL COMMON STOCKS (COST $45,740,441)                        51,320,065
                                                            --------------
                                          PRINCIPAL
                                            AMOUNT
                                         --------------
LONG-TERM BONDS AND NOTES (14.5%)
CORPORATE BONDS  (3.8%)
ABN AMRO Bank NV,7.55%,06/28/06 .......   $    10,000             10,128
Allstate Corp.,7.88%,05/01/05 .........        35,000             35,839
AT&T Canada Inc.,Zero Coupon,06/15/08 .        65,000             52,011
AT&T Capital Corp.,6.75%,02/04/02 .....        30,000             29,623
Bank of America Corp.,5.75%,03/01/04 ..        10,000              9,614
Bank One Corp.,7.88%,08/01/10 .........        22,000             22,091
Boeing Capital Corp.,7.10%,09/27/05 ...        70,000             70,518
Bombardier Capital Inc.,6.00%,01/15/02        105,000            103,105
Capital Auto Receivables Asset
 Trust,6.30%,05/15/04..................        90,000             89,687
Chase Manhattan Corp.,7.09%,02/15/09 ..        60,000             60,731
Citigroup Inc.,6.20%,03/15/09 .........        15,000             14,013
Citigroup Inc.,7.25%,10/01/10 .........        70,000             69,554
ConAgra Foods, Inc.,7.50%,09/15/05 ....        75,000             75,717
Conoco Inc.,5.90%,04/15/04 ............        30,000             29,103
Cox Communications Inc.,7.75%,08/15/06         95,000             95,957
DaimlerChrysler NA Holdings
 Inc.,7.20%,09/01/09...................       116,000            112,309
Deere & Co.,8.10%,05/15/30 ............         5,000              5,076
Diageo Capital Plc,7.25%,11/01/09 .....        30,000             29,110
Duke Energy Corp.,7.38%,03/01/10 ......        15,000             15,051
Duke Energy Field Services,
 Inc.,7.88%,08/16/10...................        35,000             35,672
Eastman Kodak Co.,7.25%,06/15/05 ......        50,000             48,913
Edison International
 Inc.,6.88%,09/15/04...................        25,000             24,317
Electronic Data Systems
 Corp.,6.85%,10/15/04..................       100,000             99,089
Enron Corp.,7.88%,06/15/03 ............       105,000            107,120
First Union National
 Bank,7.88%,02/15/10...................        10,000             10,035
Ford Motor Credit Corp.,7.38%,10/28/09         20,000             19,419
Ford Motor Credit Corp.,7.50%,03/15/05         25,000             25,079
Ford Motor Credit Corp.,7.88%,06/15/10         20,000             20,055
                                          PRINCIPAL         MARKET VALUE
                                            AMOUNT
                                         --------------     --------------
CORPORATE BONDS  (CONTINUED)
General Electric Capital
 Corp.,6.81%,11/03/03..................   $    30,000             30,069
General Motors Acceptance
 Corp.,7.63%,06/15/04..................        20,000             20,321
General Motors Acceptance
 Corp.,7.75%,01/19/10..................        30,000             30,110
Hewlett-Packard Co.,7.15%,06/15/05 + ..        70,000             70,764
Honeywell International,6.88%,10/03/05         40,000             39,926
Honeywell International,7.50%,03/01/10         30,000             30,884
Household Finance Corp.,5.88%,09/25/04         45,000             42,884
Household Finance Corp.,7.88%,03/01/07         10,000             10,179
Interpublic Group of Co., Inc.
 (The),7.88%,10/15/05..................        55,000             54,574
MBNA Master Credit Card
 Trust,6.40%,01/18/05..................       100,000             99,656
Mellon Bank NA,7.63%,09/15/07 .........        30,000             30,337
Morgan Stanley Dean Witter &
 Co.,5.63%,01/20/04....................        10,000              9,620
Morgan Stanley Dean Witter &
 Co.,7.13%,01/15/03....................        20,000             20,077
National Rural Utilities,5.50%,01/15/05        80,000             75,503
Norsk Hydro A/S,7.15%,01/15/29 ........        55,000             50,727
Norwest Financial, Inc.,5.38%,09/30/03         45,000             43,069
Ontario (Province of),6.00%,02/21/06 ..        30,000             29,031
Pepsi Bottling Holdings
 Inc.,5.38%,02/17/04...................        25,000             23,866
PPG Industries Inc.,7.05%,08/15/09 ....        40,000             39,250
Quebec Province Co.,5.75%,02/15/09 ....        45,000             41,256
Quebec Province Co.,7.50%,09/15/29 ....        10,000             10,138
Qwest Capital Funding
 Inc.,7.75%,08/15/06 ++ ...............        90,000             91,613
Qwest Capital Funding
 Inc.,7.90%,08/15/10...................        65,000             65,937
Repsol International
 Finance,7.45%,07/15/05................        85,000             85,430
Saskatchewan (Province
 of),9.38%,12/15/20....................        25,000             30,206
Telephonica Europe BV,7.35%,09/15/05 ..        40,000             40,157
Telephonica Europe BV,7.75%,09/15/10 ..        50,000             50,061
Tennessee Gas Pipeline,7.00%,10/15/28 .        60,000             53,651
Textron Financial Corp.,7.13%,12/09/04        105,000            104,890
Time Warner Inc.,8.11%,08/15/06 .......        15,000             15,532
Tyco International Group
 SA,6.13%,01/15/09.....................        40,000             36,553
TOTAL CORPORATE BONDS (COST $2,689,380)                        2,695,207
                                                            --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES  (5.8%)
Federal Home Loan Mortgage
 Corp.,6.50%,01/01/24..................       468,050            452,983
Federal Home Loan Mortgage
 Corp.,6.88%,09/15/10..................       245,000            248,138
Federal Home Loan Mortgage
 Corp.,7.00%,12/15/29 # ...............       540,000            529,367
Federal Home Loan Mortgage
 Corp.,7.50%,12/01/11..................       119,166            120,171
Federal Home Loan Mortgage
 Corp.,7.50%,12/15/30 #................       660,000            659,591
Federal Home Loan Mortgage
 Corp.,8.00%,11/15/30 #................       340,000            344,570
Federal National Mortgage
 Assoc.,5.75%,03/15/09.................       251,000            235,744
Federal National Mortgage
 Assoc.,6.00%,06/01/28.................        86,987             81,632
Federal National Mortgage Assoc.,
 6.50%,11/15/15 #......................       200,000            195,876
Federal National Mortgage
 Assoc.,7.50%,07/01/11.................        68,151             68,704

                                         --------------     --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES  (CONTINUED)
Federal National Mortgage
 Assoc.,8.50%,09/01/26.................       309,839        $   317,390
Federal National Mortgage Assoc. -
 Convertible Loan,6.50%,11/01/27 ......       183,716            176,768
Government National Mortgage
 Assoc.,6.50%,01/15/29.................       183,948            177,567
Government National Mortgage
 Assoc.,7.00%,02/15/28.................       395,858            390,170
Government National Mortgage
 Assoc.,8.00%,07/15/24.................       124,020            126,229
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED                   4,124,900
 SECURITIES (COST $4,137,396)
                                                            --------------
U.S. TREASURY OBLIGATIONS  (4.9%)
U.S. Treasury Bond,6.13%,08/15/29 .....       379,000            392,500
U.S. Treasury Bond,6.25%,02/15/07 .....        44,000             44,880
U.S. Treasury Note,5.25%,05/15/04 .....        35,000             34,311
U.S. Treasury Note,5.25%,02/15/29 .....        56,000             50,969
U.S. Treasury Note,5.38%,06/30/03 .....       215,000            212,246
U.S. Treasury Note,5.50%,03/31/03 .....       180,000            178,284
U.S. Treasury Note,5.88%,11/15/04 .....       406,000            406,381
U.S. Treasury Note,6.00%,08/15/04 .....       361,000            362,693
U.S. Treasury Note,6.00%,08/15/09 .....       121,000            122,210
U.S. Treasury Note,6.25%,02/28/02 .....       145,000            145,090
U.S. Treasury Note,6.50%,03/31/02 .....       305,000            306,333
U.S. Treasury Note,6.50%,02/15/10 .....       150,000            157,008
U.S. Treasury Note,6.75%,05/15/05 .....       732,000            758,879
U.S. Treasury Note,6.88%,05/15/06 .....        33,000             34,578
U.S. Treasury Note,8.13%,08/15/21 .....       179,000            223,582
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,363,950)              3,429,944
                                                            --------------
TOTAL LONG-TERM BONDS AND NOTES                               10,250,051
 (COST $10,190,726)
                                                            --------------
SHORT-TERM INVESTMENTS (14.3%)
Cooperative Associates Tractor
 Dealers,6.65%,11/01/00................     1,600,000          1,600,000
Countrywide Home Loans,
 Inc.,6.75%,09/05/01 * ................     2,800,000          2,800,000
CVS Corp.,6.58%,11/27/00 * ............     1,481,000          1,473,962
Goldman Sachs Group LP,6.52%,01/02/01 .     1,000,000            988,840
Student Loan Marketing
 Assoc.,6.45%,11/01/00.................     1,590,000          1,590,000
Textron Financial Corp.,6.58%,01/19/01
 ++....................................     1,500,000          1,478,235
U.S. Treasury Bill,5.92%,11/09/00 @ ...       100,000             99,868
U.S. Treasury Bill,5.93%,11/09/00 @ ...       100,000             99,868
TOTAL SHORT-TERM INVESTMENTS                                  10,130,773
 (COST $10,131,547)
                                                            --------------
TOTAL INVESTMENTS (COST $66,062,714)(A)                       71,700,889
OTHER ASSETS LESS LIABILITIES                                 (1,019,684  )
TOTAL NET ASSETS                                             $70,681,205
                                                            --------------


8 See Notes to Portfolio of Investments.

     See Notes to Portfolio of Investments.                                    9

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
ASCENT (CONTINUED)

10 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    11

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
ASCENT (CONTINUED)

12 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$66,314,128. Unrealized gains and losses, based on identified tax cost at
October 31, 2000, are as follows:
Unrealized gains.............................            $ 7,672,530
Unrealized losses............................             (2,285,769)
                                               ---------------------
 Net unrealized gain.........................            $ 5,386,761
                                               =====================



Information concerning open futures contracts at October 31, 2000 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
CAC 40 Index Futures..      27        $1,477,583      Dec 00       $     8,675
TOPIX Index Futures...       6           757,762      Dec 00          (37,549)
                                     -----------                 -------------
                                      $2,235,345                   $  (28,874)
                                     ===========                 =============


+ Non-income producing security.
* Segregated securities for purchases of delayed delivery or when-issued securities held at October 31, 2000.
# When-issued or delayed delivery security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 2000.
++ Securities that may be resold to "qualified institutional buyers" under Rule
  144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

ADR - American Depositary Receipt

Category percentages are based on net assets.

    See Notes to Financial Statements.                                        13

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
CROSSROADS


                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
COMMON STOCKS (59.3%)
UNITED STATES (48.2%)
AEROSPACE/DEFENSE (1.9%)
Boeing Co. ............................         9,700            657,781
General Dynamics Corp. ................           400             28,625
Lockheed Martin Corp. .................        12,100            433,785
Northrop Grumman Corp. ................         4,700            394,800
Precision Castparts Corp. .............         2,400             90,600
                                                               1,605,591
                                                            --------------
AIRLINES (0.4%)
Frontier Airlines, Inc. + .............        11,200            263,200
Southwest Airlines Co. ................         1,600             45,600
                                                                 308,800
                                                            --------------
AUTO PARTS & EQUIPMENT (0.1%)
Applied Industrial Technologies, Inc. .         6,400            108,400
                                                            --------------
AUTOMOBILES (0.2%)
Ford Motor Co..........................         4,900            128,013
                                                            --------------
BANKS - REGIONAL (0.1%)
GBC Bancorp ...........................         3,500            111,563
                                                            --------------
BEVERAGES - ALCOHOLIC (0.3%)
Constellation Brands, Inc. + ..........         4,400            214,500
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.2%)
Pepsi Bottling Group, Inc. (The) ......         5,100            176,588
                                                            --------------
BIOTECHNOLOGY (0.6%)
Abgenix, Inc. + .......................           500             39,438
Gilead Sciences, Inc. + ...............         1,500            129,000
IDEC Pharmaceuticals Corp. + ..........           200             39,225
MedImmune, Inc. + .....................         1,100             71,912
Techne Corp. + ........................         2,100            236,775
                                                                 516,350
                                                            --------------
CHEMICALS (0.0%)
Eastman Chemical Co. ..................           100              4,288
                                                            --------------
CHEMICALS - DIVERSIFIED (0.6%)
FMC Corp. + ...........................         6,000            456,000
                                                            --------------
CHEMICALS - SPECIALITY (0.1%)
GenTek, Inc. ..........................         6,700            111,806
                                                            --------------
COMMUNICATIONS EQUIPMENT (1.0%)
ADC Telecommunications, Inc. + ........         1,200             25,650
Corning, Inc. .........................         5,400            413,100
Scientific-Atlanta, Inc. ..............         6,100            417,469
                                                                 856,219
                                                            --------------
COMPUTERS - HARDWARE (1.1%)
Brocade Communications Systems, Inc. +            800            181,900
Palm, Inc. + ..........................         1,014             54,312
Sun Microsystems, Inc. + ..............         6,100            676,338
                                                                 912,550
                                                            --------------
COMPUTERS - NETWORKING (1.3%)
Cisco Systems, Inc. + .................        12,300            662,662
Network Appliance, Inc. + .............         3,700            440,300
                                                               1,102,962
                                                            --------------
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES (CONTINUED)
COMPUTERS - PERIPHERALS (0.4%)
EMC Corp. + ...........................         3,600            320,625
Seagate Technology, Inc. + ............           400             27,950
                                                                 348,575
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (2.9%)
Adobe Systems, Inc. ...................         6,200            471,587
Art Technology Group, Inc. + ..........           600             37,650
BEA Systems, Inc. + ...................         3,300            236,775
Mercury Interactive Corp. + ...........         4,200            466,200
Oracle Corp. + ........................        19,000            627,000
Siebel Systems, Inc. + ................           700             73,456
Sybase, Inc. + ........................         9,400            196,813
Symantec Corp. + ......................         6,700            261,719
                                                               2,371,200
                                                            --------------
CONSUMER FINANCE (0.4%)
Countrywide Credit Industries, Inc. ...           900             33,694
Household International, Inc. .........           800             40,250
PMI Group, Inc. (The) .................         3,500            258,562
                                                                 332,506
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. .................         1,800            170,550
Sysco Corp. ...........................           600             31,313
                                                                 201,863
                                                            --------------
ELECTRIC COMPANIES (1.8%)
Dominion Resources, Inc. ..............           400             23,825
Duke Energy Corp. .....................           600             51,863
Energy East Corp. .....................         9,900            199,856
Entergy Corp. .........................         2,000             76,625
Exelon Corp. ..........................           900             54,112
NSTAR Corp.............................         4,500            174,094
Public Service Co. of New Mexico ......         9,100            250,819
Reliant Energy Inc. ...................         9,700            400,731
RGS Energy Group Inc. .................         8,000            236,000
                                                               1,467,925
                                                            --------------
ELECTRICAL EQUIPMENT (2.1%)
AVX Corp. .............................         6,700            191,788
Black Box Corp. + .....................         4,000            263,500
General Electric Co. ..................        12,900            707,081
KEMET Corp. + .........................         7,200            200,700
Power-One, Inc. + .....................           100              7,094
Technitrol, Inc. ......................         2,300            255,012
Vishay Intertechnology, Inc. + ........         3,800            114,000
                                                               1,739,175
                                                            --------------
ELECTRONICS - COMPONENT DIST. (0.2%)
Arrow Electronics, Inc. + .............         4,500            144,000
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.9%)
GenRad, Inc. + ........................         7,100             64,787
Newport Corp. .........................         1,500            171,305
Perkin Elmer, Inc. ....................         1,000            119,500
Tektronix, Inc. .......................         5,600            399,000
                                                                 754,592
                                                            --------------
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES (CONTINUED)
ELECTRONICS - SEMICONDUCTORS (3.2%)
Advanced Micro Devices, Inc. + ........        18,100            409,512
Altera Corp. + ........................         8,100            331,594
Analog Devices, Inc. + ................           600             39,000
Applied Micro Circuits Corp. + ........         1,400            106,400
Broadcom Corp. - Class A + ............           400             88,950
Elantec Semiconductor, Inc. + .........         3,000            333,750
Integrated Device Technology, Inc. + ..         2,000            112,625
Intel Corp. ...........................        11,900            535,500
International Rectifier Corp. + .......         1,700             75,863
JDS Uniphase Corp. + ..................         1,500            122,062
Linear Technology Corp. ...............           500             32,281
LSI Logic Corp. + .....................         2,100             69,038
Maxim Integrated Products, Inc. + .....         5,300            351,456
Micron Technology, Inc. + .............         1,800             62,550
National Semiconductor Corp. + ........           600             15,600
                                                               2,686,181
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.2%)
Applied Materials, Inc. + .............         1,400             74,375
KLA-Tencor Corp. + ....................         1,100             37,194
Novellus Systems, Inc. + ..............           900             36,844
                                                                 148,413
                                                            --------------
FINANCIAL - DIVERSIFIED (0.5%)
Ambac Financial Group, Inc. ...........           400             31,925
Citigroup Inc. ........................         4,100            215,762
Fannie Mae ............................         1,800            138,600
Security Capital Group Inc. - Class B +         2,300             43,844
                                                                 430,131
                                                            --------------
FOODS (0.4%)
PepsiCo, Inc. .........................         3,800            184,062
Suiza Foods Corp. + ...................         2,800            129,675
                                                                 313,737
                                                            --------------
FOOTWEAR (0.5%)
Reebok International Ltd. + ...........        20,200            435,562
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.5%)
Aztar Corp. + .........................        14,100            213,262
International Game Technology + .......         1,100             40,288
Mandaley Resort Group + ...............         6,200            129,037
                                                                 382,587
                                                            --------------
HEALTH CARE - DRUGS (0.4%)
Noven Pharmaceuticals, Inc. + .........         5,600            249,550
Watson Pharmaceuticals, Inc. + ........           800             50,050
                                                                 299,600
                                                            --------------
HEALTH CARE - DRUGS/PHARMACUETICALS (1.5%)
King Pharmaceuticals, Inc. + ..........         9,200            412,275
Merck & Co., Inc. .....................         3,800            341,763
Pfizer, Inc. ..........................        12,225            527,967
                                                               1,282,005
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.6%)
HCA - The Healthcare Corp. ............         2,700            107,831
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES (CONTINUED)
HEALTH CARE - HOSPITAL MANAGEMENT (CONTINUED)
Tenet Healthcare Corp. ................        10,900            428,506
                                                                 536,337
                                                            --------------
HEALTH CARE - MANAGED CARE (1.8%)
Humana, Inc. + ........................         4,700             56,988
Oxford Health Plans, Inc. + ...........         4,500            151,875
Trigon Healthcare, Inc. + .............         2,100            150,544
UnitedHealth Group Inc.................         4,900            535,937
Wellpoint Health Networks, Inc. + .....         5,000            584,687
                                                               1,480,031
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.7%)
Biomet, Inc. ..........................         1,200             43,425
PE Corp-PE Biosystems Group ...........         4,400            514,800
                                                                 558,225
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.3%)
Laboratory Corp. of America Holdings +          2,000            269,750
                                                            --------------
HOMEBUILDING (1.1%)
Centex Corp. ..........................        12,000            444,000
NVR, Inc. + ...........................         2,000            206,800
Standard Pacific Corp. ................        12,700            238,125
                                                                 888,925
                                                            --------------
INSURANCE - LIFE/HEALTH (0.9%)
AFLAC, Inc. ...........................         6,900            504,131
The MONY Group Inc. ...................         5,300            217,963
                                                                 722,094
                                                            --------------
INSURANCE - MULTI-LINE (0.8%)
American International Group, Inc. ....         1,850            181,300
CIGNA Corp. ...........................         3,600            439,020
                                                                 620,320
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (1.2%)
Chubb Corp. ...........................           300             25,331
MGIC Investment Corp. .................         6,800            463,250
Radian Group Inc. .....................         3,800            269,325
RenaissanceRe Holdings Ltd. ...........         3,700            268,481
                                                               1,026,387
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.4%)
Edwards (A.G.), Inc. ..................         2,700            137,025
Lehman Brothers Holdings Inc. .........           800             51,600
Tucker Anthony Sutro Corp. ............         5,000            115,625
                                                                 304,250
                                                            --------------
INVESTMENT MANAGEMENT (0.3%)
Affiliated Managers Group, Inc. + .....         3,700            222,463
                                                            --------------
LEISURE TIME - PRODUCTS (0.2%)
Direct Focus, Inc. + ..................         4,000            178,000
                                                            --------------
MANUFACTURING - SPECIALIZED (0.1%)
United Technologies Corp. .............         1,200             83,775
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (1.3%)
Coastal Corp. (The) ...................         6,700            505,431
Dynegy Inc. ...........................         8,800            407,550
Energen Corp. .........................         6,800            194,650
                                                               1,107,631
                                                            --------------
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES (CONTINUED)
OIL & GAS - DRILLING & EQUIPMENT (0.6%)
Helmerich & Payne, Inc. ...............         5,300            166,619
Rowan Co., Inc. + .....................           800             20,150
Schlumberger, Ltd. ....................         1,000             76,125
Seitel, Inc. + ........................        16,100            241,500
                                                                 504,394
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (1.0%)
Anadarko Petroleum Corp. ..............         1,500             96,075
Basin Exploration, Inc. + .............         2,700             53,494
Devon Energy Corp. ....................           500             25,200
Kerr-McGee Corp. ......................         6,600            431,062
Vintage Petroleum, Inc. + .............        10,700            226,038
                                                                 831,869
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.3%)
Ashland Inc. ..........................           100              3,275
Sunoco, Inc. ..........................           800             23,950
Ultramar Diamond Shamrock Corp. .......         7,500            196,875
                                                                 224,100
                                                            --------------
OIL - DOMESTIC INTEGRATED (1.0%)
Amerada Hess Corp. ....................         6,000            372,000
Phillips Petroleum Co. ................         6,600            407,550
USX-Marathon Group ....................         1,500             40,781
                                                                 820,331
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (1.1%)
Exxon Mobil Corp. .....................        10,500            936,469
                                                            --------------
PAPER & FOREST PRODUCTS (0.0%)
Westvaco Corp. ........................           200              5,700
                                                            --------------
PHOTOGRAPHY/IMAGING (0.3%)
Infocus Corp. + .......................         5,400            238,613
                                                            --------------
PUBLISHING (0.3%)
Harcourt General, Inc. ................           100              5,605
Scholastic Corp. + ....................         3,200            256,000
                                                                 261,605
                                                            --------------
REIT DIVERSIFIED (5.8%)
AMB Property Corp. ....................         1,600             37,600
Apartment Investment & Management Co. .         3,200            146,200
Archstone Communities Trust ...........         4,300            101,319
Arden Realty Group, Inc. ..............         1,600             38,400
Avalon Bay Communities, Inc. ..........         4,904            225,277
Boston Properties, Inc. ...............         7,500            303,750
Brandywine Realty Trust ...............         2,500             47,813
BRE Properties, Inc. ..................         2,700             85,387
Camden Property Trust .................         1,400             40,075
Capital Automotive REIT ...............           900             11,602
Carramerica Realty Corp. ..............         2,100             62,081
Catellus Development Corp. + ..........         2,900             52,744
CBL & Associates Properties, Inc. .....           800             18,500
Centerpoint Properties Corp. ..........         1,000             44,438
Charles E. Smith Residential Realty,
 Inc...................................         1,000             44,000
Chelsea GCA Realty, Inc. ..............         1,000             32,250
Cousins Properties, Inc. ..............         2,550             66,300
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES (CONTINUED)
REIT DIVERSIFIED (CONTINUED)
Crescent Real Estate Equities, Inc. ...         3,400             68,425
Duke-Weeks Realty Corp. ...............         6,268            148,473
Eastgroup Properties, Inc. ............         1,000             20,375
Equity Office Properties Trust ........        12,500            376,562
Equity Residential Properties Trust ...         5,803            273,104
Essex Property Trust, Inc. ............         1,700             88,400
FelCor Lodging Trust Inc. .............         2,800             61,425
First Industrial Realty Trust, Inc. ...         1,600             49,400
Franchise Finance Corp. of America ....         2,200             44,688
Gables Residential Trust ..............           800             20,400
General Growth Properties, Inc. .......         1,900             56,050
Glenborough Realty Trust, Inc. ........         1,200             19,275
Glimcher Realty Trust .................         1,800             23,400
Health Care Property Investors, Inc. ..         2,500             73,437
Health Care REIT, Inc. ................         1,400             24,763
Healthcare Realty Trust, Inc. .........         2,588             51,598
Highwood Properties, Inc. .............         2,600             56,225
Host Marriott Corp. ...................        10,700            113,687
HRPT Properties Trust .................         3,900             25,106
Innkeepers USA Trust ..................         2,100             21,394
Kilroy Realty Corp. ...................           800             20,850
Kimco Realty Corp. ....................         2,200             88,550
LaSalle Hotel Properties ..............         1,300             18,688
Liberty Property Trust ................         4,800            126,900
Mack-Cali Realty Corp. ................         2,700             73,237
Mission West Properties Inc. ..........         1,900             25,531
Nationwide Health Properties,  Inc. ...         1,800             26,888
Pan Pacific Retail Properties, Inc. ...           800             16,350
Pinnacle Holdings Inc. + ..............         2,600             40,950
Prentiss Properties Trust .............         1,500             38,063
ProLogis Trust ........................         6,100            128,100
Public Storage, Inc. ..................         5,000            112,500
Reckson Associates Realty Corp. .......         2,500             56,562
Simon Property Group, Inc. ............         6,400            142,800
SL Green Realty Corp. .................         2,800             75,075
Spieker Properties, Inc. ..............         3,600            199,350
Starwood Hotels & Resorts Worldwide,
 Inc...................................         4,000            118,500
Summit Properties Inc. ................         3,900             93,600
United Dominion Realty Trust, Inc. ....         3,900             40,950
Vornado Realty Trust ..................         8,600            299,387
Washington Real Estate Investment Trust         3,300             66,000
                                                               4,782,754
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.2%)
Tech Data Corp. + .....................         4,700            195,638
                                                            --------------
RETAIL - DEPARTMENT STORES (0.4%)
Sears, Roebuck & Co. ..................        11,900            353,787
                                                            --------------
RETAIL - HOME SHOPPING (0.3%)
PolyMedica Corp. + ....................         4,800            276,000
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.7%)
Christopher & Banks Corp. + ...........         7,000            231,875
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
UNITED STATES (CONTINUED)
RETAIL SPECIALITY - APPAREL (CONTINUED)
Hot Topic, Inc. + .....................         7,600            260,300
Wilsons The Leather Experts Inc. + ....         7,000            107,187
                                                                 599,362
                                                            --------------
SAVINGS & LOAN COMPANIES (1.3%)
Astoria Financial Corp. ...............         3,500            131,250
Downey Financial Corp. ................         6,200            296,050
FirstFed Financial Corp. + ............         5,300            135,150
Golden State Bancorp, Inc. + ..........        10,700            279,537
Golden West Financial Corp. ...........         3,200            179,400
GreenPoint Financial Corp. ............         3,200             95,200
                                                               1,116,587
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.5%)
F.Y.I. Inc. + .........................         4,000            160,500
West Teleservices Corp. + .............         9,900            252,450
                                                                 412,950
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Electronic Data Systems Corp. .........           800             37,550
Sapient Corp. + .......................           200              7,113
                                                                  44,663
                                                            --------------
SERVICES - DATA PROCESSING (0.2%)
First Data Corp. ......................         2,000            100,250
Paychex, Inc. .........................         1,200             68,025
                                                                 168,275
                                                            --------------
SPECIALITY PRINTING (0.2%)
Topps Co., Inc. + .....................        16,100            145,403
                                                            --------------
TELEPHONE (0.0%)
Qwest Communications International Inc.            42              2,042
 +.....................................
                                                            --------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ...................           100              4,250
                                                            --------------
TRUCKERS (0.2%)
Arkansas Best Corp. + .................        12,000            192,000
TOTAL UNITED STATES (COST $35,538,472)                        40,066,662
                                                            --------------
FOREIGN COMMON STOCKS (11.1%)
CANADA (0.8%)
Celestica Inc. (Electronics -
 Semiconductors).......................         2,500            179,688
Nortel Networks Corp. (Communications
 Equipment)............................        10,500            476,363
TOTAL CANADA                                                     656,051
                                                            --------------
DENMARK (0.6%)
Novo Nordisk A/S (Health Care -
 Drugs/Pharmacueticals)................         1,000            211,819
Vestas Wind Systems A/S (Electrical
 Equipment)............................         5,600            302,923
TOTAL DENMARK                                                    514,742
                                                            --------------
FINLAND (1.2%)
Comptel Oyj (Data & Imaging Services) +        19,000            262,502
Elisa Communications Oyj (Telephone
 Long Distance) .......................         2,500             69,291

                                         --------------     --------------
FINLAND (CONTINUED)
JOT Automation Group Oyj (Data &
 Imaging Services) ....................        31,900        $   110,858
Nokia Oyj, ADR (Communications
 Equipment)............................         8,700            371,925
Perlos Oyj (Electronics - Component
 Dist.)................................         3,400             72,334
Tecnomen Oyj (Cellular/Wireless
 Telecommunications)...................        10,000             69,079
TOTAL FINLAND                                                    955,989
                                                            --------------
FRANCE (1.0%)
Alcatel (Communications Equipment) ....         4,200            255,958
Genset (Biotechnology & Medical
 Products) + ..........................         3,300             54,038
Schneider Electric SA (Electrical
 Equipment)............................         2,700            175,644
STMicroelectronics NV (Electronics -
 Semiconductors).......................         3,000            151,169
Total Fina Elf (Oil) ..................         1,374            196,352
TOTAL FRANCE                                                     833,161
                                                            --------------
GERMANY (0.3%)
Buderus AG (Forest Products & Building         11,500            218,829
 Materials)............................
                                                            --------------
HONG KONG (0.2%)
China Mobile (Hong Kong) Ltd., ADR
 (Cellular/Wireless Telecommunications)         6,000            183,750
 +.....................................
                                                            --------------
IRELAND (0.1%)
CRH Plc (Construction) ................         4,088             62,716
                                                            --------------
ITALY (0.2%)
Banca Nazionale del Lavoro (Banks &
 Thrifts) + ...........................        17,100             55,367
Telecom Italia SpA (Other
 Telecommunications)...................        15,600            132,490
TOTAL ITALY                                                      187,857
                                                            --------------
JAPAN (1.5%)
Canon, Inc. (Electrical Machinery &
 Instruments)..........................         3,000            118,967
Crayfish Co., Ltd. (Data & Imaging
 Services) + ..........................        10,400             16,250
Fast Retailing Co. Ltd. (Retail
 Speciality - Apparel) ................           800            196,721
Internet Initiative Japan Inc., ADR
 (Computers Software/Services) + ......         1,300             32,500
Murata Manufacturing Co., Ltd.
 (Electronics - Component Dist.) ......         2,000            239,216
NTT DoCoMo, Inc. (Other
 Telecommunications) +.................             8            197,088
Softbank Corp. (Semiconductors &
 Electronics)..........................         1,800            107,977
Sony Corp. (Semiconductors &
 Electronics)..........................         2,200            175,694
TOSHIBA Corp. (Electrical Machinery &
 Instruments)..........................        22,000            157,159
TOTAL JAPAN                                                    1,241,572
                                                            --------------
NETHERLANDS (1.4%)
Crucell NV (Undefined) + ..............         2,100             26,966
Gucci Group (Textiles - Apparel) ......         1,500            146,211
ING Groep NV (Financial - Diversified)          3,350            229,769
Koninklijke (Royal) Philips Electronics
 NV (Electronics - Component Dist.) ...         9,894            388,363
Koninklijke Ahold NV (Food & Drug
 Retail)...............................         3,636            105,493

                                         --------------     --------------
NETHERLANDS (CONTINUED)
United Pan-Europe Communications NV
 (Other Telecommunications) + .........        16,000        $   280,047
TOTAL NETHERLANDS                                              1,176,849
                                                            --------------
SOUTH KOREA (0.1%)
Samsung Electronics (Electronics -              3,800            123,975
 Component Dist.) .....................
                                                            --------------
SPAIN (0.2%)
Telefonica Publicidad e Informacion, SA
 (Services - Advertising/Marketing) ...         6,300             42,719
Telefonica SA (Other
 Telecommunications) + ................         4,750             90,467
TOTAL SPAIN                                                      133,186
                                                            --------------
SWEDEN (1.0%)
Adcore AB (Semiconductors &
 Electronics) + .......................        16,500             67,680
HiQ International AB (Services - Data
 Processing)...........................        46,000            371,856
Telefonaktiebolaget LM Ericsson AB, ADR
 (Semiconductors & Electronics) .......        10,400            144,300
Telelogic AB (Semiconductors &
 Electronics) + .......................        33,000            217,365
TOTAL SWEDEN                                                     801,201
                                                            --------------
SWITZERLAND (0.7%)
Gretag Imaging Group (Producer Goods) +           850            152,690
Logitech International SA (Computers -
 Peripherals) + .......................           650            198,823
Swatch Group AG (The) (Consumer
 Specialties)..........................           200            264,726
TOTAL SWITZERLAND                                                616,239
                                                            --------------
UNITED KINGDOM (1.8%)
Cable & Wireless Plc
 (Other Telecommunications) + .........        15,900            225,112
Celltech Group Plc (Biotechnology &
 Medical Products) + ..................         8,700            173,076
Lloyds TSB Group Plc (Diversified
 Financial Services) ..................        11,800            120,286
Shire Pharmaceuticals Group Plc (Drugs)
 +.....................................         2,634            165,613
Viatel, Inc. (Other Telecommunications)
 +.....................................        22,500            216,562
Vodafone AirTouch Plc
 (Cellular/Wireless Telecommunications)        93,090            387,617
WPP Group Plc (Commercial Services) ...        16,400            220,284
TOTAL UNITED KINGDOM                                           1,508,550
                                                            --------------
TOTAL FOREIGN COMMON STOCKS                                    9,214,667
 (COST $8,777,859 )
                                                            --------------
TOTAL COMMON STOCKS (COST $44,316,331)                        49,281,329
                                                            --------------
                                          PRINCIPAL
                                            AMOUNT
                                         --------------
LONG-TERM BONDS AND NOTES (29.0%)
CORPORATE BONDS (9.0%)
ABN AMRO Bank NV,7.55%,06/28/06 .......   $    45,000             45,576
Allstate Corp.,7.88%,05/01/05 .........        55,000             56,318
AT&T Canada Inc.,Zero Coupon,06/15/08 .       145,000            116,025
AT&T Capital Corp.,6.75%,02/04/02 .....       120,000            118,490
                                          PRINCIPAL         MARKET VALUE
                                            AMOUNT
                                         --------------     --------------
CORPORATE BONDS (CONTINUED)
Bank of America Corp.,5.75%,03/01/04 ..        35,000        $    33,650
Bank One Corp.,7.88%,08/01/10 .........        52,000             52,215
Boeing Capital Corp.,7.10%,09/27/05 ...       165,000            166,221
Bombardier Capital Inc.,6.00%,01/15/02        245,000            240,578
Capital Auto Receivables Asset
 Trust,6.30%,05/15/04..................       275,000            274,044
Chase Manhattan Corp.,7.09%,02/15/09 ..       145,000            146,766
Citigroup Inc.,6.20%,03/15/09 .........        25,000             23,356
Citigroup Inc.,7.25%,10/01/10 .........       160,000            158,981
ConAgra Foods, Inc.,7.50%,09/15/05 ....       180,000            181,721
Conoco Inc.,5.90%,04/15/04 ............        60,000             58,206
Cox Communications Inc.,7.75%,08/15/06        230,000            232,318
DaimlerChrysler NA Holdings
 Inc.,7.20%,09/01/09...................       237,000            229,459
Deere & Co.,8.10%,05/15/30 ............        19,000             19,288
Diageo Capital Plc,7.25%,11/01/09 .....       110,000            106,736
Duke Energy Corp.,7.38%,03/01/10 ......        55,000             55,186
Duke Energy Field Services,
 Inc.,7.88%,08/16/10...................        80,000             81,535
Eastman Kodak Co.,7.25%,06/15/05 ......       125,000            122,282
Edison International
 Inc.,6.88%,09/15/04...................        65,000             63,224
Electronic Data Systems
 Corp.,6.85%,10/15/04..................       245,000            242,768
Enron Corp.,7.88%,06/15/03 ............       255,000            260,148
First Union National
 Bank,7.88%,02/15/10...................        40,000             40,138
Ford Motor Credit Corp.,7.38%,10/28/09         50,000             48,547
Ford Motor Credit Corp.,7.50%,03/15/05         75,000             75,238
Ford Motor Credit Corp.,7.88%,06/15/10        140,000            140,388
General Electric Capital
 Corp.,6.81%,11/03/03..................       130,000            130,299
General Motors Acceptance
 Corp.,7.63%,06/15/04..................        55,000             55,883
General Motors Acceptance
 Corp.,7.75%,01/19/10..................        70,000             70,258
GTE Corp.,9.38%,12/01/00 ..............       100,000            100,132
Hewlett-Packard Co.,7.15%,06/15/05 ....       210,000            212,293
Honeywell International,6.88%,10/03/05         80,000             79,852
Honeywell International,7.50%,03/01/10         80,000             82,358
Household Finance Corp.,5.88%,09/25/04        145,000            138,184
Household Finance Corp.,7.88%,03/01/07         45,000             45,804
Interpublic Group of Co., Inc.
 (The),7.88%,10/15/05..................       125,000            124,032
MBNA Master Credit Card
 Trust,6.40%,01/18/05..................       400,000            398,624
Mellon Bank NA,7.63%,09/15/07 .........        55,000             55,617
Morgan Stanley Dean Witter &
 Co.,5.63%,01/20/04....................        35,000             33,669
Morgan Stanley Dean Witter &
 Co.,7.13%,01/15/03....................        75,000             75,289
National Australia Bank,6.40%,12/10/07        200,000            194,120
National Rural Utilities,5.50%,01/15/05       150,000            141,568
Norsk Hydro A/S,7.15%,01/15/29 ........       160,000            147,570
Norwest Financial, Inc.,5.38%,09/30/03        145,000            138,777
Ontario (Province of),6.00%,02/21/06 ..        60,000             58,061
Pepsi Bottling Holdings
 Inc.,5.38%,02/17/04...................        95,000             90,691
PPG Industries Inc.,7.05%,08/15/09 ....       100,000             98,125
Quebec Province Co.,5.75%,02/15/09 ....        90,000             82,512

                                         --------------     --------------
CORPORATE BONDS (CONTINUED)
Quebec Province Co.,7.50%,09/15/29 ....        30,000        $    30,413
Qwest Capital Funding
 Inc.,7.75%,08/15/06 ++ ...............       205,000            208,674
Qwest Capital Funding
 Inc.,7.90%,08/15/10...................       155,000            157,234
Repsol International
 Finance,7.45%,07/15/05................       200,000            201,012
Saskatchewan (Province
 of),9.38%,12/15/20....................        65,000             78,536
Telephonica Europe BV,7.35%,09/15/05 ..       100,000            100,392
Telephonica Europe BV,7.75%,09/15/10 ..       125,000            125,154
Tennessee Gas Pipeline,7.00%,10/15/28 .       150,000            134,128
Textron Financial Corp.,7.13%,12/09/04        245,000            244,743
Time Warner Inc.,8.11%,08/15/06 .......        65,000             67,304
Tyco International Group
 SA,6.13%,01/15/09.....................       170,000            155,351
TOTAL CORPORATE BONDS (COST $7,446,789)                        7,446,061
                                                            --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (12.0%)
Federal Home Loan Mortgage
 Corp.,6.88%,09/15/10..................       735,000            744,415
Federal Home Loan Mortgage
 Corp.,7.00%,12/15/29 # ...............     1,780,000          1,744,952
Federal Home Loan Mortgage
 Corp.,7.50%,12/01/11..................       238,331            240,340
Federal Home Loan Mortgage
 Corp.,7.50%,12/15/30 #................       820,000            819,492
Federal Home Loan Mortgage
 Corp.,8.00%,11/15/30 #................       400,000            405,376
Federal National Mortgage Assoc.,
 5.75%,03/15/09 .......................       766,000            719,443
Federal National Mortgage Assoc.,
 6.00%,06/01/28 .......................       347,950            326,530
Federal National Mortgage Assoc.,
 6.00%,01/01/29 .......................       196,963            184,775
Federal National Mortgage Assoc.,
 6.50%,11/15/15 .......................       500,000            489,690
Federal National Mortgage Assoc.,
 7.50%,07/01/11 .......................       136,301            137,408
Federal National Mortgage Assoc.,
 7.50%,08/01/29 .......................       712,523            711,404
Federal National Mortgage Assoc.,
 7.50%,11/01/29 .......................        24,375             24,352
Federal National Mortgage Assoc.,
 8.00%,12/15/30 .......................     1,600,000          1,619,504
Federal National Mortgage Assoc.,
 8.50%,09/01/26 .......................       744,514            762,657
Federal National Mortgage Assoc.
 - Convertible Loan,6.50%,02/01/28 ....       489,406            470,593
Government National Mortgage Assoc.,
 7.00%,01/15/28 .......................       381,457            376,094
Government National Mortgage Assoc.,
 8.00%,07/15/24 .......................       212,606            216,392
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED                   9,993,417
 SECURITIES (COST $10,007,309)
                                                            --------------
U.S. TREASURY OBLIGATIONS (8.0%)
U.S. Treasury Bond,6.13%,08/15/29 * ...       853,000            883,384
U.S. Treasury Bond,6.25%,02/15/07 .....        82,000             83,640
U.S. Treasury Note,5.25%,08/15/03 * ...       685,000            673,656
U.S. Treasury Note,5.25%,02/15/29 .....       385,000            350,412

                                         --------------     --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. Treasury Note,5.38%,06/30/03 .....       490,000        $   483,723
U.S. Treasury Note,5.50%,03/31/03 .....       725,000            718,091
U.S. Treasury Note,5.63%,09/30/01 .....       275,000            273,237
U.S. Treasury Note,5.63%,05/15/08 .....       685,000            675,369
U.S. Treasury Note,6.00%,08/15/04 .....       347,000            348,627
U.S. Treasury Note,6.00%,08/15/09 * ...       929,000            938,290
U.S. Treasury Note,6.50%,03/31/02 .....       377,000            378,648
U.S. Treasury Note,6.50%,10/15/06 .....       570,000            587,721
U.S. Treasury Note,6.50%,02/15/10 * ...        77,000             80,597
U.S. Treasury Note,7.50%,02/15/05 .....       195,000            206,913
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,562,679)              6,682,308
                                                            --------------
TOTAL LONG-TERM BONDS AND NOTES                               24,121,786
 (COST $24,016,777)
                                                            --------------
SHORT-TERM INVESTMENTS (16.5%)
Cooperative Associates Tractor
 Dealers,6.65%,11/01/00................     1,500,000          1,500,000
Countrywide Home Loans,
 Inc.,6.75%,09/05/01 * ................     3,500,000          3,500,000
CVS Corp.,6.58%,11/27/00 * ............     2,000,000          1,990,496
Goldman Sachs Group LP,6.52%,01/02/01 *     2,000,000          1,977,680
Student Loan Marketing
 Assoc.,6.45%,11/01/00.................     2,035,000          2,035,000
Textron Financial Corp.,6.58%,01/19/01
 ++....................................     2,600,000          2,562,274
U.S. Treasury Bill,5.93%,11/09/00 @ ...       100,000             99,868
TOTAL SHORT-TERM INVESTMENTS                                  13,665,318
 (COST $13,666,283)
                                                            --------------
TOTAL INVESTMENTS (COST $81,999,391)(A)                       87,068,433
OTHER ASSETS LESS LIABILITIES                                 (3,995,091  )
                                                            --------------
TOTAL NET ASSETS                                             $83,073,342
                                                            --------------


14 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    15

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
CROSSROADS (CONTINUED)

16 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    17

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
CROSSROADS (CONTINUED)

18 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal tax purposes amounts to $82,276,934. Unrealized gains and losses, based on identified tax cost at October 31, 2000, are as follows:

 Unrealized gains.............................$ 7,077,451
 Unrealized losses............................ (2,285,952)
                                              -----------
    Net unrealized gain.......................$ 4,791,499
                                              ===========



    See Notes to Financial Statements.                                        19

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
CROSSROADS (CONTINUED)

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
Information concerning open futures contracts at October 31, 2000 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
CAC 40 Index Futures..      12        $  656,704      Dec 00       $     3,848
DAX Index Futures.....       1           150,958      Dec 00             6,728
TOPIX Index Futures...       4           505,174      Dec 00          (31,505)
                                     -----------                 -------------
                                      $1,312,836                   $  (20,929)
                                     ===========                 =============


+ Non-income producing security.
* Segregated securities for purchases of delayed delivery or when-issued securities held at October 31, 2000.
# When-issued or delayed delivery security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 2000.
++ Securities that may be resold to "qualified institutional buyers" under Rule
  144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

ADR - American Depositary Receipt

Category percentages are based on net assets.

20 See Notes to Financial Statements.

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
LEGACY



                                           -------------     -------------
COMMON STOCKS (36.8%)
UNITED STATES (29.8%)
AEROSPACE/DEFENSE (1.0%)
Boeing Co. ..............................        2,900       $   196,656
General Dynamics Corp. ..................          100             7,156
Lockheed Martin Corp. ...................        3,500           125,475
Northrop Grumman Corp. ..................        1,300           109,200
Precision Castparts Corp. ...............          800            30,200
                                                                 468,687
                                                             -------------
AIRLINES (0.2%)
Frontier Airlines, Inc. + ...............        3,900            91,650
Southwest Airlines Co. ..................          500            14,250
                                                                 105,900
                                                             -------------
ALUMINUM (0.0%)
Alcoa Inc. ..............................           44             1,262
                                                             -------------
AUTO PARTS & EQUIPMENT (0.1%)
Applied Industrial Technologies, Inc. ...        2,200            37,263
                                                             -------------
AUTOMOBILES (0.1%)
Ford Motor Co............................        1,400            36,575
                                                             -------------
BANKS - REGIONAL (0.1%)
GBC Bancorp .............................        1,200            38,250
                                                             -------------
BEVERAGES - ALCOHOLIC (0.2%)
Constellation Brands, Inc. + ............        1,500            73,125
                                                             -------------
BEVERAGES - NON-ALCOHOLIC (0.1%)
Pepsi Bottling Group, Inc. (The) ........        1,800            62,325
                                                             -------------
BIOTECHNOLOGY (0.4%)
Abgenix, Inc. + .........................          200            15,775
Gilead Sciences, Inc. + .................          500            43,000
IDEC Pharmaceuticals Corp. + ............          100            19,612
MedImmune, Inc. + .......................          400            26,150
Techne Corp. + ..........................          700            78,925
                                                                 183,462
                                                             -------------
CHEMICALS - DIVERSIFIED (0.3%)
FMC Corp. + .............................        1,800           136,800
                                                             -------------
CHEMICALS - SPECIALITY (0.1%)
GenTek, Inc. ............................        2,300            38,381
                                                             -------------
COMMUNICATIONS EQUIPMENT (0.7%)
ADC Telecommunications, Inc. + ..........          400             8,550
Corning, Inc. ...........................        1,500           114,750
Nortel Networks Corp. ...................        1,468            66,794
Scientific-Atlanta, Inc. ................        1,700           116,344
                                                                 306,438
                                                             -------------
COMPUTERS - HARDWARE (0.6%)
Brocade Communications Systems, Inc. + ..          300            68,212
Palm, Inc. + ............................          289            15,480
Sun Microsystems, Inc. + ................        1,800           199,575
                                                                 283,267
                                                             -------------
COMPUTERS - NETWORKING (0.7%)
Cisco Systems, Inc. + ...................        3,600           193,950
Network Appliance, Inc. + ...............        1,100           130,900
                                                                 324,850
                                                             -------------

                                           -------------     -------------
UNITED STATES (CONTINUED)
COMPUTERS - PERIPHERALS (0.2%)
EMC Corp. + .............................        1,100       $    97,969
Seagate Technology, Inc. + ..............          100             6,987
                                                                 104,956
                                                             -------------
COMPUTERS SOFTWARE/SERVICES (1.7%)
Adobe Systems, Inc. .....................        1,800           136,912
Art Technology Group, Inc. + ............          200            12,550
BEA Systems, Inc. + .....................        1,200            86,100
Mercury Interactive Corp. + .............        1,300           144,300
Oracle Corp. + ..........................        5,600           184,800
Siebel Systems, Inc. + ..................          200            20,988
Sybase, Inc. + ..........................        3,200            67,000
Symantec Corp. + ........................        2,300            89,844
                                                                 742,494
                                                             -------------
CONSUMER FINANCE (0.2%)
Countrywide Credit Industries, Inc. .....          300            11,231
Household International, Inc. ...........          200            10,063
PMI Group, Inc. (The) ...................        1,200            88,650
                                                                 109,944
                                                             -------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ...................          600            56,850
Sysco Corp. .............................          200            10,438
                                                                  67,288
                                                             -------------
ELECTRIC COMPANIES (1.1%)
Dominion Resources, Inc. ................          100             5,956
Duke Energy Corp. .......................          200            17,288
Energy East Corp. .......................        3,400            68,637
Entergy Corp. ...........................          600            22,987
Exelon Corp. ............................          300            18,038
NSTAR Corp...............................        1,600            61,900
Public Service Co. of New Mexico ........        3,200            88,200
Reliant Energy Inc. .....................        2,800           115,675
RGS Energy Group Inc. ...................        2,800            82,600
                                                                 481,281
                                                             -------------
ELECTRICAL EQUIPMENT (1.3%)
AVX Corp. ...............................        2,300            65,838
Black Box Corp. + .......................        1,400            92,225
General Electric Co. ....................        4,000           219,250
KEMET Corp. + ...........................        2,500            69,687
Molex, Inc. .............................           50             2,700
Technitrol, Inc. ........................          800            88,700
Vishay Intertechnology, Inc. + ..........        1,300            39,000
                                                                 577,400
                                                             -------------
ELECTRONICS - COMPONENT DIST. (0.1%)
Arrow Electronics, Inc. + ...............        1,600            51,200
                                                             -------------
ELECTRONICS - INSTRUMENTS (0.5%)
GenRad, Inc. + ..........................        2,500            22,812
Newport Corp. ...........................          500            57,102
Perkin Elmer, Inc. ......................          300            35,850
Tektronix, Inc. .........................        1,600           114,000
                                                                 229,764
                                                             -------------
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
UNITED STATES (CONTINUED)
ELECTRONICS - SEMICONDUCTORS (1.8%)
Advanced Micro Devices, Inc. + ..........        5,200       $   117,650
Altera Corp. + ..........................        2,400            98,250
Analog Devices, Inc. + ..................          200            13,000
Applied Micro Circuits Corp. + ..........          600            45,600
Broadcom Corp. - Class A + ..............          100            22,237
Elantec Semiconductor, Inc. + ...........        1,000           111,250
Integrated Device Technology, Inc. + ....          700            39,419
Intel Corp. .............................        3,500           157,500
International Rectifier Corp. + .........          600            26,775
JDS Uniphase Corp. + ....................          400            32,550
Linear Technology Corp. .................          200            12,913
LSI Logic Corp. + .......................          600            19,725
Maxim Integrated Products, Inc. + .......        1,600           106,100
Micron Technology, Inc. + ...............          500            17,375
National Semiconductor Corp. + ..........          200             5,200
                                                                 825,544
                                                             -------------
EQUIPMENT - SEMICONDUCTORS (0.1%)
Applied Materials, Inc. + ...............          400            21,250
KLA-Tencor Corp. + ......................          300            10,144
Novellus Systems, Inc. + ................          200             8,187
                                                                  39,581
                                                             -------------
FINANCIAL - DIVERSIFIED (0.3%)
Ambac Financial Group, Inc. .............          100             7,981
Citigroup Inc. ..........................        1,233            64,887
Fannie Mae...............................          500            38,500
Security Capital Group Inc. - Class B + .        1,200            22,875
                                                                 134,243
                                                             -------------
FOODS (0.2%)
PepsiCo, Inc. ...........................        1,100            53,281
Suiza Foods Corp. + .....................        1,000            46,313
                                                                  99,594
                                                             -------------
FOOTWEAR (0.3%)
Reebok International Ltd. + .............        5,900           127,219
                                                             -------------
GAMING, LOTTERY, & PARI-MUTUEL (0.3%)
Aztar Corp. + ...........................        4,900            74,113
International Game Technology + .........          400            14,650
Mandaley Resort Group + .................        2,100            43,706
                                                                 132,469
                                                             -------------
HEALTH CARE - DRUGS (0.2%)
Noven Pharmaceuticals, Inc. + ...........        1,900            84,669
Watson Pharmaceuticals, Inc. + ..........          200            12,512
                                                                  97,181
                                                             -------------
HEALTH CARE - DRUGS/PHARMACUETICALS (0.8%)
King Pharmaceuticals, Inc. + ............        2,600           116,513
Merck & Co., Inc. .......................        1,100            98,931
Pfizer, Inc. ............................        3,500           151,156
                                                                 366,600
                                                             -------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.3%)
HCA - The Healthcare Corp. ..............          800            31,950
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
UNITED STATES (CONTINUED)
HEALTH CARE - HOSPITAL MANAGEMENT (CONTINUED)
Tenet Healthcare Corp. ..................        3,100       $   121,869
                                                                 153,819
                                                             -------------
HEALTH CARE - MANAGED CARE (1.0%)
Humana, Inc. + ..........................        1,300            15,763
Oxford Health Plans, Inc. + .............        1,600            54,000
Trigon Healthcare, Inc. + ...............          700            50,181
UnitedHealth Group Inc. .................        1,500           164,062
Wellpoint Health Networks, Inc. + .......        1,500           175,406
                                                                 459,412
                                                             -------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.4%)
Biomet, Inc. ............................          300            10,856
PE Corp-PE Biosystems Group .............        1,300           152,100
                                                                 162,956
                                                             -------------
HEALTH CARE - SPECIAL SERVICES (0.2%)
Laboratory Corp. of America Holdings + ..          700            94,413
                                                             -------------
HOMEBUILDING (0.6%)
Centex Corp. ............................        3,400           125,800
NVR, Inc. + .............................          700            72,380
Standard Pacific Corp. ..................        4,400            82,500
                                                                 280,680
                                                             -------------
INSURANCE - LIFE/HEALTH (0.5%)
AFLAC, Inc. .............................        2,000           146,125
The MONY Group Inc. .....................        1,900            78,137
                                                                 224,262
                                                             -------------
INSURANCE - MULTI-LINE (0.4%)
American International Group, Inc. ......          550            53,900
CIGNA Corp. .............................        1,000           121,950
                                                                 175,850
                                                             -------------
INSURANCE - PROPERTY/CASUALTY (0.7%)
Chubb Corp. .............................          100             8,444
MGIC Investment Corp. ...................        1,900           129,437
Radian Group Inc. .......................        1,300            92,138
RenaissanceRe Holdings Ltd. .............        1,300            94,331
                                                                 324,350
                                                             -------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Edwards (A.G.), Inc. ....................          900            45,675
Lehman Brothers Holdings Inc. ...........          200            12,900
Tucker Anthony Sutro Corp. ..............        1,700            39,312
                                                                  97,887
                                                             -------------
INVESTMENT MANAGEMENT (0.2%)
Affiliated Managers Group, Inc. + .......        1,300            78,163
                                                             -------------
LEISURE TIME - PRODUCTS (0.1%)
Direct Focus, Inc. + ....................        1,400            62,300
                                                             -------------
MANUFACTURING - SPECIALIZED (0.1%)
United Technologies Corp. ...............          400            27,925
                                                             -------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.4%)
Dynegy Inc. .............................        2,500           115,781
Energen Corp. ...........................        2,400            68,700
                                                                 184,481
                                                             -------------
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
UNITED STATES (CONTINUED)
OIL & GAS - DRILLING & EQUIPMENT (0.4%)
Helmerich & Payne, Inc. .................        1,900       $    59,731
Rowan Co., Inc. + .......................          200             5,038
Schlumberger, Ltd. ......................          300            22,837
Seitel, Inc. + ..........................        5,600            84,000
                                                                 171,606
                                                             -------------
OIL & GAS - EXPLORATION/PRODUCTION (0.6%)
Anadarko Petroleum Corp. ................          400            25,620
Apache Corp. ............................           30             1,659
Basin Exploration, Inc. + ...............          900            17,831
Devon Energy Corp. ......................          100             5,040
Kerr-McGee Corp. ........................        1,900           124,094
Vintage Petroleum, Inc. + ...............        3,700            78,163
                                                                 252,407
                                                             -------------
OIL & GAS - REFINING & MARKETING (0.2%)
Sunoco, Inc. ............................          200             5,988
Ultramar Diamond Shamrock Corp. .........        2,600            68,250
                                                                  74,238
                                                             -------------
OIL - DOMESTIC INTEGRATED (0.5%)
Amerada Hess Corp. ......................        1,700           105,400
Phillips Petroleum Co. ..................        1,900           117,325
USX-Marathon Group ......................          400            10,875
                                                                 233,600
                                                             -------------
OIL - INTERNATIONAL INTEGRATED (0.6%)
Exxon Mobil Corp. .......................        3,000           267,562
                                                             -------------
PAPER & FOREST PRODUCTS (0.0%)
Westvaco Corp. ..........................          100             2,850
                                                             -------------
PHOTOGRAPHY/IMAGING (0.2%)
Infocus Corp. + .........................        1,900            83,956
                                                             -------------
PUBLISHING (0.2%)
Scholastic Corp. + ......................        1,100            88,000
                                                             -------------
REIT DIVERSIFIED (5.5%)
AMB Property Corp. ......................          800            18,800
Apartment Investment & Management Co. ...        1,700            77,669
Archstone Communities Trust .............        2,200            51,837
Arden Realty Group, Inc. ................          800            19,200
Avalon Bay Communities, Inc. ............        2,568           117,967
Boston Properties, Inc. .................        3,900           157,950
Brandywine Realty Trust .................        1,300            24,863
BRE Properties, Inc. ....................        1,400            44,275
Camden Property Trust ...................          700            20,038
Capital Automotive REIT .................          500             6,445
Carramerica Realty Corp. ................        1,100            32,519
Catellus Development Corp. + ............        1,500            27,281
CBL & Associates Properties, Inc. .......          400             9,250
Centerpoint Properties Corp. ............          500            22,219
Charles E. Smith Residential Realty, Inc.          500            22,000
Chelsea GCA Realty, Inc. ................          500            16,125
Cousins Properties, Inc. ................        1,350            35,100
Crescent Real Estate Equities, Inc. .....        1,800            36,225
Duke-Weeks Realty Corp. .................        3,276            77,600
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
UNITED STATES (CONTINUED)
REIT DIVERSIFIED (CONTINUED)
Eastgroup Properties, Inc. ..............          500       $    10,188
Equity Office Properties Trust ..........        6,500           195,812
Equity Residential Properties Trust .....        3,002           141,282
Essex Property Trust, Inc. ..............          900            46,800
FelCor Lodging Trust Inc. ...............        1,400            30,712
First Industrial Realty Trust, Inc. .....          800            24,700
Franchise Finance Corp. of America ......        1,100            22,344
Gables Residential Trust ................          400            10,200
General Growth Properties, Inc. .........        1,000            29,500
Glenborough Realty Trust, Inc. ..........          600             9,638
Glimcher Realty Trust ...................          900            11,700
Health Care Property Investors, Inc. ....        1,300            38,187
Health Care REIT, Inc. ..................          700            12,381
Healthcare Realty Trust, Inc. ...........        1,366            27,235
Highwood Properties, Inc. ...............        1,400            30,275
Host Marriott Corp. .....................        5,500            58,437
HRPT Properties Trust ...................        2,000            12,875
Innkeepers USA Trust ....................        1,100            11,206
Kilroy Realty Corp. .....................          400            10,425
Kimco Realty Corp. ......................        1,200            48,300
LaSalle Hotel Properties ................          700            10,063
Liberty Property Trust ..................        2,500            66,094
Mack-Cali Realty Corp. ..................        1,400            37,975
Mission West Properties Inc. ............        1,000            13,438
Nationwide Health Properties,  Inc. .....          900            13,444
Pan Pacific Retail Properties, Inc. .....          400             8,175
Pinnacle Holdings Inc. + ................        1,300            20,475
Prentiss Properties Trust ...............          800            20,300
ProLogis Trust ..........................        3,200            67,200
Public Storage, Inc. ....................        2,600            58,500
Reckson Associates Realty Corp. .........        1,300            29,412
Simon Property Group, Inc. ..............        3,300            73,631
SL Green Realty Corp. ...................        1,500            40,219
Spieker Properties, Inc. ................        1,800            99,675
Starwood Hotels & Resorts Worldwide, Inc.        2,100            62,212
Summit Properties Inc. ..................        2,000            48,000
United Dominion Realty Trust, Inc. ......        2,001            21,011
Vornado Realty Trust ....................        4,400           153,175
Washington Real Estate Investment Trust .        1,700            34,000
                                                               2,476,559
                                                             -------------
RETAIL - COMPUTERS & ELECTRONICS (0.2%)
Tech Data Corp. + .......................        1,600            66,600
                                                             -------------
RETAIL - DEPARTMENT STORES (0.2%)
Sears, Roebuck & Co. ....................        3,500           104,055
                                                             -------------
RETAIL - HOME SHOPPING (0.2%)
PolyMedica Corp. + ......................        1,700            97,750
                                                             -------------
RETAIL SPECIALITY - APPAREL (0.5%)
Christopher & Banks Corp. + .............        2,400            79,500
Hot Topic, Inc. + .......................        2,700            92,475
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
UNITED STATES (CONTINUED)
RETAIL SPECIALITY - APPAREL (CONTINUED)
Wilsons The Leather Experts Inc. + ......        2,400       $    36,750
                                                                 208,725
                                                             -------------
SAVINGS & LOAN COMPANIES (0.8%)
Astoria Financial Corp. .................        1,200            45,000
Downey Financial Corp. ..................        2,100           100,275
FirstFed Financial Corp. + ..............        1,900            48,450
Golden State Bancorp, Inc. + ............        3,700            96,663
Golden West Financial Corp. .............          900            50,456
GreenPoint Financial Corp. ..............        1,100            32,725
                                                                 373,569
                                                             -------------
SERVICES - COMMERCIAL & CONSUMER (0.3%)
F.Y.I. Inc. + ...........................        1,400            56,175
West Teleservices Corp. + ...............        3,500            89,250
                                                                 145,425
                                                             -------------
SERVICES - COMPUTER SYSTEMS (0.0%)
Electronic Data Systems Corp. ...........          200             9,388
Sapient Corp. + .........................          100             3,556
                                                                  12,944
                                                             -------------
SERVICES - DATA PROCESSING (0.1%)
First Data Corp. ........................          600            30,075
Paychex, Inc. ...........................          400            22,675
                                                                  52,750
                                                             -------------
SPECIALITY PRINTING (0.1%)
Topps Co., Inc. + .......................        5,600            50,575
                                                             -------------
TRUCKERS (0.2%)
Arkansas Best Corp. + ...................        4,200            67,200
TOTAL UNITED STATES (COST $11,967,828)                        13,440,212
                                                             -------------
FOREIGN COMMON STOCKS (7.0%)
CANADA  (0.3%)
Celestica Inc. (Electronics -
 Semiconductors).........................          900            64,688
Nortel Networks Corp. (Communications
 Equipment)..............................        2,000            90,486
TOTAL CANADA                                                     155,174
                                                             -------------
DENMARK  (0.4%)
Novo Nordisk A/S (Health Care -
 Drugs/Pharmacueticals)..................          300            63,545
Vestas Wind Systems A/S (Electrical
 Equipment)..............................        2,200           119,006
TOTAL DENMARK                                                    182,551
                                                             -------------
FINLAND  (0.7%)
Comptel Oyj (Data & Imaging Services) + .        6,000            82,895
Elisa Communications Oyj (Telephone Long
 Distance)...............................          900            24,945
JOT Automation Group Oyj (Data & Imaging
 Services)...............................       10,600            36,837
Nokia Oyj, ADR (Communications Equipment)        3,000           128,250
Perlos Oyj (Electronics - Component
 Dist.)..................................        1,300            27,657
Tecnomen Oyj (Cellular/Wireless
 Telecommunications).....................        3,600            24,869
TOTAL FINLAND                                                    325,453
                                                             -------------
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
FRANCE  (0.7%)
Alcatel (Communications Equipment) ......        1,500       $    91,414
Genset (Biotechnology & Medical Products)
 +.......................................        1,100            18,012
Schneider Electric SA (Electrical
 Equipment)..............................          800            52,043
STMicroelectronics NV (Electronics -
 Semiconductors).........................        1,800            90,702
Total Fina Elf (Oil) ....................          337            48,159
TOTAL FRANCE                                                     300,330
                                                             -------------
GERMANY  (0.1%)
Buderus AG (Forest Products & Building           3,700            70,406
 Materials)..............................
                                                             -------------
HONG KONG  (0.2%)
China Mobile (Hong Kong) Ltd., ADR               2,400            73,500
 (Cellular/Wireless Telecommunications) +
                                                             -------------
IRELAND  (0.1%)
CRH Plc (Construction) ..................        2,043            31,343
                                                             -------------
ITALY  (0.2%)
Banca Nazionale del Lavoro (Banks &
 Thrifts) + .............................        8,300            26,874
Telecom Italia SpA (Other
 Telecommunications).....................        6,400            54,355
TOTAL ITALY                                                       81,229
                                                             -------------
JAPAN  (1.1%)
Canon, Inc. (Electrical Machinery &
 Instruments)............................        2,000            79,311
Crayfish Co., Ltd. (Data & Imaging
 Services) + ............................        3,200             5,000
Fast Retailing Co. Ltd. (Retail
 Speciality - Apparel) ..................          200            49,181
Internet Initiative Japan Inc., ADR
 (Computers Software/Services) + ........          500            12,500
Murata Manufacturing Co., Ltd.
 (Electronics - Component Dist.) ........        1,000           119,608
NTT DoCoMo, Inc. (Other
 Telecommunications) +...................            4            98,544
Softbank Corp. (Semiconductors &
 Electronics)............................          500            29,994
Sony Corp. (Semiconductors & Electronics)          400            31,944
TOSHIBA Corp. (Electrical Machinery &
 Instruments)............................        8,000            57,148
TOTAL JAPAN                                                      483,230
                                                             -------------
NETHERLANDS  (0.8%)
Crucell NV (Biotechnology Research &
 Production) + ..........................          700             8,989
Gucci Group (Textiles - Apparel) ........          500            48,737
ING Groep NV (Financial - Diversified) ..        1,080            74,075
Koninklijke (Royal) Philips Electronics
 NV (Electronics - Component Dist.) .....        3,104           121,839
Koninklijke Ahold NV (Food & Drug Retail)        1,212            35,164
United Pan-Europe Communications NV
 (Other Telecommunications) + ...........        5,500            96,266
TOTAL NETHERLANDS                                                385,070
                                                             -------------
SOUTH KOREA  (0.1%)
Samsung Electronics (Electronics -               1,400            45,675
 Component Dist.) .......................
                                                             -------------
SPAIN  (0.1%)
Telefonica Publicidad e Informacion, SA
 (Services - Advertising/Marketing) .....        3,000            20,342
                                            NUMBER OF          MARKET
                                             SHARES             VALUE
                                           -------------     -------------
SPAIN  (CONTINUED)
Telefonica SA (Other Telecommunications)
 +.......................................        2,366       $    45,062
TOTAL SPAIN                                                       65,404
                                                             -------------
SWEDEN  (0.7%)
Adcore AB (Semiconductors & Electronics)
 +.......................................        6,300            25,841
HiQ International AB (Services - Data
 Processing).............................       16,000           129,341
Telefonaktiebolaget LM Ericsson AB, ADR
 (Semiconductors & Electronics) .........        3,700            51,338
Telelogic AB (Semiconductors &
 Electronics) + .........................       14,000            92,216
TOTAL SWEDEN                                                     298,736
                                                             -------------
SWITZERLAND  (0.4%)
Gretag Imaging Group (Producer Goods) + .          300            53,891
Logitech International SA (Computers -
 Peripherals) + .........................          200            61,176
Swatch Group AG (The) (Consumer
 Specialties)............................           50            66,181
TOTAL SWITZERLAND                                                181,248
                                                             -------------
UNITED KINGDOM  (1.1%)
Cable & Wireless Plc
 (Other Telecommunications) + ...........        5,500            77,869
Celltech Group Plc (Biotechnology &
 Medical Products) + ....................        3,600            71,618
Lloyds TSB Group Plc (Diversified
 Financial Services) ....................        4,000            40,775
Shire Pharmaceuticals Group Plc (Drugs) +          912            57,342
Viatel, Inc. (Other Telecommunications) +        7,700            74,112
Vodafone AirTouch Plc (Cellular/Wireless
 Telecommunications).....................       24,872           103,564
WPP Group Plc (Commercial Services) .....        6,100            81,935
TOTAL UNITED KINGDOM                                             507,215
                                                             -------------
TOTAL FOREIGN COMMON STOCKS                                    3,186,564
 (COST $2,994,571)
                                                             -------------
TOTAL COMMON STOCKS (COST $14,962,399)                        16,626,776
                                                             -------------
                                            PRINCIPAL
                                             AMOUNT
                                           -------------
LONG-TERM BONDS AND NOTES (42.9%)
CORPORATE BONDS (14.3%)
ABN AMRO Bank NV,7.55%,06/28/06 .........  $    40,000            40,512
Allstate Corp.,7.88%,05/01/05 ...........       45,000            46,078
AT&T Canada Inc.,Zero Coupon,06/15/08 ...      115,000            92,019
AT&T Capital Corp.,6.75%,02/04/02 .......      100,000            98,742
Bank of America Corp.,5.75%,03/01/04 ....       30,000            28,843
Bank One Corp.,7.88%,08/01/10 ...........       41,000            41,169
Boeing Capital Corp.,7.10%,09/27/05 .....      130,000           130,962
Bombardier Capital Inc.,6.00%,01/15/02 ..      195,000           191,480
Capital Auto Receivables Asset
 Trust,6.30%,05/15/04....................      275,000           274,044
Chase Manhattan Corp.,7.09%,02/15/09 ....      145,000           146,766
Citigroup Inc.,6.20%,03/15/09 ...........       20,000            18,685
Citigroup Inc.,7.25%,10/01/10 ...........      130,000           129,172
ConAgra Foods, Inc.,7.50%,09/15/05 ......      145,000           146,386
Conoco Inc.,5.90%,04/15/04 ..............       40,000            38,804
                                            PRINCIPAL          MARKET
                                             AMOUNT             VALUE
                                           -------------     -------------
CORPORATE BONDS (CONTINUED)
Cox Communications Inc.,7.75%,08/15/06 ..  $   180,000       $   181,814
DaimlerChrysler NA Holdings
 Inc.,7.20%,09/01/09.....................      166,000           160,718
Deere & Co.,8.10%,05/15/30 ..............       19,000            19,288
Diageo Capital Plc,7.25%,11/01/09 .......      100,000            97,033
Duke Energy Corp.,7.38%,03/01/10 ........       50,000            50,169
Duke Energy Field Services,
 Inc.,7.88%,08/16/10.....................       60,000            61,151
Eastman Kodak Co.,7.25%,06/15/05 ........      100,000            97,826
Edison International Inc.,6.88%,09/15/04        55,000            53,497
Electronic Data Systems
 Corp.,6.85%,10/15/04....................      190,000           188,269
Enron Corp.,7.88%,06/15/03 ..............      200,000           204,038
First Union National Bank,7.88%,02/15/10        35,000            35,121
Ford Motor Credit Corp.,7.38%,10/28/09 ..       45,000            43,693
Ford Motor Credit Corp.,7.50%,03/15/05 ..       65,000            65,207
Ford Motor Credit Corp.,7.88%,06/15/10 ..      125,000           125,346
General Electric Capital
 Corp.,6.81%,11/03/03....................      120,000           120,276
General Motors Acceptance
 Corp.,7.63%,06/15/04....................       40,000            40,642
General Motors Acceptance
 Corp.,7.75%,01/19/10....................       60,000            60,221
GTE Corp.,9.38%,12/01/00 + ..............      200,000           200,264
Hewlett-Packard Co.,7.15%,06/15/05 + ....      160,000           161,747
Honeywell International,6.88%,10/03/05 ..       65,000            64,880
Honeywell International,7.50%,03/01/10 ..       60,000            61,769
Household Finance Corp.,5.88%,09/25/04 ..      150,000           142,948
Household Finance Corp.,7.88%,03/01/07 ..       45,000            45,804
Interpublic Group of Co., Inc.
 (The),7.88%,10/15/05....................      100,000            99,226
MBNA Master Credit Card
 Trust,6.40%,01/18/05....................      300,000           298,968
Mellon Bank NA,7.63%,09/15/07 ...........       40,000            40,449
Morgan Stanley Dean Witter &
 Co.,5.63%,01/20/04......................       35,000            33,669
Morgan Stanley Dean Witter &
 Co.,7.13%,01/15/03......................       75,000            75,289
National Australia Bank,6.40%,12/10/07 ..      300,000           291,180
National Rural Utilities,5.50%,01/15/05 .      115,000           108,536
Norsk Hydro A/S,7.15%,01/15/29 ..........      125,000           115,289
Norwest Financial, Inc.,5.38%,09/30/03 ..      150,000           143,562
Ontario (Province of),6.00%,02/21/06 ....       45,000            43,546
Pepsi Bottling Holdings
 Inc.,5.38%,02/17/04.....................       90,000            85,918
PPG Industries Inc.,7.05%,08/15/09 ......       80,000            78,500
Quebec Province Co.,5.75%,02/15/09 ......      100,000            91,680
Quebec Province Co.,7.50%,09/15/29 ......       40,000            40,550
Qwest Capital Funding Inc.,7.75%,08/15/06
 ++......................................      165,000           167,957
Qwest Capital Funding Inc.,7.90%,08/15/10      125,000           126,801
Repsol International
 Finance,7.45%,07/15/05..................      160,000           160,810
Saskatchewan (Province of),9.38%,12/15/20       50,000            60,412
Telephonica Europe BV,7.35%,09/15/05 ....       80,000            80,314
Telephonica Europe BV,7.75%,09/15/10 ....      100,000           100,123
Tennessee Gas Pipeline,7.00%,10/15/28 ...      120,000           107,303
Textron Financial Corp.,7.13%,12/09/04 ..      195,000           194,795
Time Warner Inc.,8.11%,08/15/06 .........       65,000            67,304
Tyco International Group
 SA,6.13%,01/15/09.......................      160,000           146,213
TOTAL CORPORATE BONDS (COST $6,476,914)                        6,463,777
                                                             -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (18.8%)
Federal Home Loan Mortgage
 Corp.,6.88%,09/15/10....................      815,000           825,440
                                            PRINCIPAL          MARKET
                                             AMOUNT             VALUE
                                           -------------     -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
Federal Home Loan Mortgage
 Corp.,7.00%,12/15/29 # .................  $ 1,260,000       $ 1,235,191
Federal Home Loan Mortgage
 Corp.,7.50%,12/01/11....................      178,280           179,782
Federal Home Loan Mortgage
 Corp.,7.50%,12/15/30 #..................      625,000           624,612
Federal Home Loan Mortgage
 Corp.,8.00%,11/15/30 #..................      460,000           466,182
Federal National Mortgage Assoc.,
 5.75%,03/15/09 .........................      854,000           802,094
Federal National Mortgage Assoc.,
 6.00%,06/01/28 .........................      260,962           244,898
Federal National Mortgage Assoc.,
 6.00%,12/01/28 .........................      173,245           162,580
Federal National Mortgage Assoc.,
 6.50%,11/15/15 #........................      400,000           391,752
Federal National Mortgage Assoc.,
 6.50%,08/01/28 .........................      351,122           337,625
Federal National Mortgage Assoc.,
 7.50%,07/01/11 .........................      102,693           103,527
Federal National Mortgage Assoc.,
 8.00%,12/15/30 .........................      400,000           404,876
Federal National Mortgage Assoc.,
 8.50%,09/01/26 .........................      581,826           596,006
Federal National Mortgage Assoc. -
 Conventional Loan,6.50%,02/01/28 .......      333,346           320,532
Government National Mortgage Assoc.,
 6.50%,02/15/26 .........................      177,751           171,807
Government National Mortgage Assoc.,
 6.50%,02/15/29 .........................      282,969           273,153
Government National Mortgage Assoc.,
 7.00%,04/15/27 .........................      344,414           339,572
Government National Mortgage Assoc.,
 7.00%,02/15/28 .........................      191,677           188,923
Government National Mortgage Assoc.,
 7.00%,02/15/28 .........................      270,892           266,999
Government National Mortgage Assoc.,
 7.50%,12/15/23 .........................      422,166           424,805
Government National Mortgage Assoc.,
 8.00%,07/15/24 .........................       88,586            90,163
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED                   8,450,519
 SECURITIES (COST $8,523,882)
                                                             -------------
U.S. TREASURY OBLIGATIONS (9.8%)
U.S. Treasury Bond,6.13%,08/15/29 * .....    1,455,000         1,506,827
U.S. Treasury Note,5.25%,08/15/03 * .....      870,000           855,593
U.S. Treasury Note,5.25%,02/15/29 .......      175,000           159,278
U.S. Treasury Note,5.50%,03/31/03 .......      565,000           559,615
U.S. Treasury Note,5.63%,09/30/01 .......       20,000            19,872
U.S. Treasury Note,5.88%,11/15/04 .......      597,000           597,561
U.S. Treasury Note,6.00%,08/15/09 * .....      578,000           583,780
U.S. Treasury Note,6.50%,02/15/10 * .....      137,000           143,401
TOTAL U.S. TREASURY OBLIGATIONS (COST $4,319,098)              4,425,927
                                                             -------------
TOTAL LONG-TERM BONDS AND NOTES                               19,340,223
 (COST $19,319,894)                                          -------------

                                             PRINCIPAL           MARKET
                                              AMOUNT             VALUE
                                           -------------     -------------
SHORT-TERM INVESTMENTS (26.3%)
Cooperative Associates Tractor
 Dealers,6.65%,11/01/00..................  $ 1,700,000       $ 1,700,000
Countrywide Home Loans,
 Inc.,6.75%,09/05/01 * ..................    1,700,000         1,700,000
CVS Corp.,6.58%,11/27/00 * ..............    1,800,000         1,791,446
Goldman Sachs Group LP,6.52%,01/02/01 * .    1,800,000         1,779,912
Student Loan Marketing
 Assoc.,6.45%,11/01/00...................    1,801,000         1,801,000
Textron Financial Corp.,6.58%,01/19/01 ++    1,500,000         1,478,235
U.S. Treasury Bill,5.93%,11/09/00 @ .....      100,000            99,868
Wood Street Funding Corp.,6.51%,11/01/00
 ++......................................    1,500,000         1,500,000
TOTAL SHORT-TERM INVESTMENTS                                  11,850,461
 (COST $11,850,890)
                                                             -------------
TOTAL INVESTMENTS (COST $46,133,183)(A)                       47,817,460
OTHER ASSETS LESS LIABILITIES                                 (2,713,251)
                                                             -------------
TOTAL NET ASSETS                                             $45,104,209
                                                             -------------


    See Notes to Portfolio of Investments.                                    21

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
LEGACY (CONTINUED)

22 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    23

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
LEGACY (CONTINUED)

24 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    25

GENERATION FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
LEGACY (CONTINUED)

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal tax purposes amounts to $46,251,493. Unrealized gains and losses, based on identified tax cost at October 31, 2000, are as follows:

 Unrealized gains.............................$2,536,998
 Unrealized losses............................  (971,031)
                                              ----------
    Net unrealized gain.......................$1,565,967
                                              ==========

Information concerning open futures contracts at October 31, 2000 is shown below:

                                        NOTIONAL
                          NO. OF         MARKET     EXPIRATION      UNREALIZED
                         CONTRACTS       VALUE         DATE         GAIN/(LOSS)
                         ----------   -----------   ----------      -----------
Long Contracts
--------------
 CAC 40 Index Futures...     4          $218,901     Dec 00          $ 1,280

 TOPIX Index Futures....     1           126,294     Dec 00           (3,022)
                                        --------                     -------
                                        $345,195                     $(1,742)
                                        ========                     =======



26 See Notes to Financial Statements.

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



+ Non-income producing security.
* Segregated securities for purchases of delayed delivery or when-issued securities held at October 31, 2000.
# When-issued or delayed delivery security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 2000.
++ Securities that may be resold to "qualified institutional buyers" under Rule
  144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

ADR - American Depositary Receipt

Category percentages are based on net assets.


    See Notes to Financial Statements.                                        27

                       THIS PAGE INTENTIONALLY LEFT BLANK

GENERATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000




                                   ASCENT       CROSSROADS         LEGACY
                                 ------------  --------------  ----------------
ASSETS:
Investments, at market value ..  $71,700,889    $87,068,433      $47,817,460
Cash                                     307             28              682
Cash denominated in foreign
 currencies...................       692,097        745,214          179,437
Receivable for:
 Dividends and interest .......      173,065        297,837          226,724
 Investments sold .............      860,108        546,403          184,993
 Fund shares sold .............       13,943          6,815            5,936
 Recoverable foreign taxes ....        6,613          6,568            2,608
 Variation margin .............       23,864         12,702            3,467
 Reimbursement from Investment
 Adviser......................         1,468          4,339            6,246
Prepaid expenses ..............          789            936              488
                                 -----------    -----------      -----------
     Total assets ............    73,473,143     88,689,275       48,428,041
                                 -----------    -----------      -----------
LIABILITIES:
Payable for:
 Investments purchased ........    2,713,820      5,533,388        3,275,173
 Fund shares redeemed .........        5,000             --               --
Other liabilities .............       73,118         82,545           48,659
                                 -----------    -----------      -----------
     Total liabilities ........    2,791,938      5,615,933        3,323,832
                                 -----------    -----------      -----------
      NET ASSETS ..............  $70,681,205    $83,073,342      $45,104,209
                                 ===========    ===========      ===========
NET ASSETS REPRESENTED BY:
Paid-in capital ...............  $65,647,467    $79,178,175      $42,459,202
Net unrealized gain on
 investments and open futures
 contracts....................     5,597,864      5,032,233        1,679,081
Undistributed net investment
 income.......................       675,809      1,471,388        1,229,630
Accumulated net realized loss
 on investments ...............   (1,239,935)    (2,608,454)        (263,704)
                                 -----------    -----------      -----------
     NET ASSETS ...............  $70,681,205    $83,073,342      $45,104,209
                                 ===========    ===========      ===========

Cost of investments ...........  $66,062,714    $81,999,391      $46,133,183
Cost of cash denominated in
 foreign currencies ...........  $   701,851    $   759,467      $   182,373
CAPITAL SHARES, $.001 PAR
VALUE:
Class I:
 Outstanding ..................    3,542,802      4,242,682        2,469,136
 Net Assets ...................  $42,625,517    $49,897,848      $26,493,755
 Net Asset Value, offering and
 redemption price per share
 (net assets divided by shares
 outstanding)..................  $     12.03    $     11.76      $     10.73
Class A:
 Outstanding ..................    2,105,855      2,821,471        1,714,904
 Net Assets ...................  $25,131,165    $32,867,983      $18,220,170
 Net Asset Value and redemption
 price per share (net assets
 divided by shares outstanding)  $     11.93    $     11.65      $     10.62
 Offering price (net asset
 value divided by 1 minus
 maximum sales load) ..........  $     12.66    $     12.36      $     11.27
Class B:
 Outstanding ..................       16,216         11,904           10,806
 Net Assets ...................  $   193,442    $   138,755      $   114,882
 Net Asset Value, offering and
 redemption price per share
 (net assets divided by shares
 outstanding)..................  $     11.93    $     11.66      $     10.63
Class C:
 Outstanding ..................      229,647         14,470           25,997
 Net Assets ...................  $ 2,731,081    $   168,756      $   275,402
 Net Asset Value, offering and
 redemption price per share
 (net assets divided by shares
 outstanding)..................  $     11.89    $     11.66      $     10.59


    See Notes to Financial Statements.                                        29

GENERATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000 (CONTINUED)


30 See Notes to Financial Statements.

GENERATION FUNDS
STATEMENTS OF OPERATIONS
OCTOBER 31, 2000


                                        ASCENT      CROSSROADS       LEGACY
                                      ------------  ------------     ------
INVESTMENT INCOME:
Dividends ..........................  $   580,824   $   586,115    $  232,700
Interest ...........................    1,167,791     2,084,766     1,634,213
                                      -----------   -----------    ----------
                                        1,748,615     2,670,881     1,866,913
Foreign taxes withheld on dividends        (9,592)       (8,173)       (2,961)
                                      -----------   -----------    ----------
     Total investment income .......    1,739,023     2,662,708     1,863,952
                                      -----------   -----------    ----------
INVESTMENT EXPENSES:
Investment advisory fees ...........      552,281       637,997       332,834
Administrative services fees .......       69,035        79,750        41,604
Distribution plan fees - Class A ...       57,483        75,734        38,695
Distribution plan fees - Class B ...        1,169           818           896
Distribution plan fees - Class C ...       20,832         1,122         2,227
Shareholder services fees - Class B           390           273           299
Shareholder services fees - Class C         6,944           374           742
Printing and postage fees ..........        7,297         6,986         5,549
Custody fees .......................       62,402        65,876        50,276
Transfer agent fees ................       30,786        26,825        26,170
Audit fees .........................       23,039        23,082        22,844
Directors' fees ....................        1,734         2,002         1,024
Registration fees ..................        8,997        12,982        10,758
Miscellaneous expenses .............        3,363         3,687         1,962
                                      -----------   -----------    ----------
Expenses before reimbursement and
 waiver from Investment Adviser ....      845,752       937,508       535,880
Expense reimbursement and waiver
 from Investment Adviser ...........      (67,167)     (100,231)     (117,839)
                                      -----------   -----------    ----------
     Net investment expenses .......      778,585       837,277       418,041
                                      -----------   -----------    ----------
Net investment income ..............      960,438     1,825,431     1,445,911
                                      -----------   -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments .......................   (1,142,640)   (2,460,800)     (255,043)
 Options Written ...................       74,728        56,913        38,426
 Futures and forward foreign
 currency exchange contracts .......      (22,907)      (77,115)       30,643
 Foreign currency related
 transactions.......................      (59,217)      (33,458)       (6,861)
                                      -----------   -----------    ----------
     Net realized loss on
     investments....................   (1,150,036)   (2,514,460)     (192,835)
                                      -----------   -----------    ----------
Net change in unrealized gain or
 loss on:
 Investments .......................    5,333,494     5,412,106     1,763,319
 Futures and forward foreign
 currency exchange contracts .......        5,936        (9,920)       (8,355)
 Foreign currency related
 transactions.......................      (14,184)      (17,104)       (3,184)
                                      -----------   -----------    ----------
     Net change in unrealized gain
     or loss on investments ........    5,325,246     5,385,082     1,751,780
                                      -----------   -----------    ----------
Net realized and change in
 unrealized gain or loss on
 investments........................    4,175,210     2,870,622     1,558,945
                                      -----------   -----------    ----------
Net increase in net assets resulting
 from operations ...................  $ 5,135,648   $ 4,696,053    $3,004,856
                                      ===========   ===========    ==========











    See Notes to Financial Statements.                                        31

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                         ASCENT
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2000   OCTOBER 31, 1999
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................   $    960,438       $    918,077
Net realized gain (loss) on investments..     (1,150,036)         4,374,863
Net change in unrealized gain or loss on
 investments.............................      5,325,246            749,895
                                            ------------       ------------
 Net increase in net assets resulting
 from operations.........................      5,135,648          6,042,835
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............       (717,930)          (616,986)
 From net realized gains.................     (2,924,870)        (1,057,935)
Class A:
 From net investment income..............       (301,955)           (56,893)
 From net realized gains.................     (1,336,475)          (103,034)
Class B:
 From net investment income..............         (1,136)                --
 From net realized gains.................         (8,502)                --
Class C:
 From net investment income..............        (27,407)            (1,622)
 From net realized gains.................       (193,511)            (3,811)
                                            ------------       ------------
 Decrease in net assets from
 distributions to shareholders...........     (5,511,786)        (1,840,281)
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............      9,002,118         11,312,262
 Net asset value of shares issued upon
  reinvestment of distributions..........      3,638,077          1,672,894
 Payments for shares redeemed............    (11,827,809)       (12,558,349)
Class A:
 Proceeds from shares sold...............     11,211,921         15,254,404
 Net asset value of shares issued upon
  reinvestment of distributions..........      1,638,315            159,927
 Payments for shares redeemed............     (3,740,082)        (2,023,252)
Class B:
 Proceeds from shares sold...............        213,705            107,822
 Net asset value of shares issued upon
  reinvestment of distributions..........            677                 --
 Payments for shares redeemed............       (134,160)                --
Class C:
 Proceeds from shares sold...............        143,166          2,575,574
 Net asset value of shares issued upon
  reinvestment of distributions..........        220,918              1,886
 Payments for shares redeemed............       (238,573)          (187,210)
                                            ------------       ------------
 Net increase in net assets from fund
 share transactions......................     10,128,273         16,315,958
                                            ------------       ------------
Net change in net assets.................      9,752,135         20,518,512
NET ASSETS:
Beginning of period......................     60,929,070         40,410,558
                                            ------------       ------------
End of period............................   $ 70,681,205       $ 60,929,070
                                            ============       ============
End of period net assets includes
 undistributed net investment income.....   $    675,809       $    793,717
                                            ============       ============
SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................        734,636            951,283
 Number of shares issued upon
  reinvestment of distributions..........        316,906            146,617
 Number of shares redeemed...............       (963,399)        (1,054,715)
                                            ------------       ------------
 Net increase............................         88,143             43,185
                                            ============       ============
Class A:
 Number of shares sold...................        922,295          1,300,882
 Number of shares issued upon
  reinvestment of distributions..........        143,586             14,078
 Number of shares redeemed...............       (307,574)          (171,727)
                                            ------------       ------------
 Net increase............................        758,307          1,143,233
                                            ============       ============
Class B:
 Number of shares sold...................         17,281              9,578
 Number of shares issued upon
  reinvestment of distributions..........             59                 --
 Number of shares redeemed...............        (10,702)                --
                                            ------------       ------------
 Net increase............................          6,638              9,578
                                            ============       ============
Class C:
 Number of shares sold...................         11,980            221,902
 Number of shares issued upon
  reinvestment of distributions..........         19,294                165
 Number of shares redeemed...............        (19,866)           (15,778)
                                            ------------       ------------
 Net increase............................         11,408            206,289
                                            ============       ============


32 See Notes to Financial Statements.

    See Notes to Financial Statements.                                        33

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                       CROSSROADS
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2000   OCTOBER 31, 1999
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................   $  1,825,431       $  1,208,354
Net realized gain (loss) on investments..     (2,514,460)         2,948,995
Net change in unrealized gain or loss on
 investments.............................      5,385,082            251,689
                                            ------------       ------------
 Net increase in net assets resulting
 from operations.........................      4,696,053          4,409,038
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............     (1,131,065)          (705,179)
 From net realized gains.................     (2,087,125)          (816,288)
Class A:
 From net investment income..............       (410,722)           (65,730)
 From net realized gains.................       (802,920)           (79,579)
Class B:
 From net investment income..............         (1,727)                --
 From net realized gains.................         (4,829)                --
Class C:
 From net investment income..............         (1,442)            (3,022)
 From net realized gains.................         (5,112)            (4,365)
                                            ------------       ------------
 Decrease in net assets from
 distributions to shareholders...........     (4,444,942)        (1,674,163)
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............     13,857,953         19,399,453
 Net asset value of shares issued upon
  reinvestment of distributions..........      3,218,190          1,521,467
 Payments for shares redeemed............    (15,731,772)       (12,557,870)
Class A:
 Proceeds from shares sold...............     24,481,237         15,537,698
 Net asset value of shares issued upon
  reinvestment of distributions..........      1,213,593            145,122
 Payments for shares redeemed............     (8,354,111)        (2,663,879)
Class B:
 Proceeds from shares sold...............         33,481            100,000
 Net asset value of shares issued upon
  reinvestment of distributions..........             31                 --
Class C:
 Proceeds from shares sold...............         62,673             77,647
 Net asset value of shares issued upon
  reinvestment of distributions..........          6,224              4,090
 Payments for shares redeemed............        (26,806)          (121,295)
                                            ------------       ------------
 Net increase in net assets from fund
 share transactions......................     18,760,693         21,442,433
                                            ------------       ------------
Net change in net assets.................     19,011,804         24,177,308
NET ASSETS:
Beginning of period......................     64,061,538         39,884,230
                                            ------------       ------------
End of period............................   $ 83,073,342       $ 64,061,538
                                            ============       ============
End of period net assets includes
 undistributed net investment income.....   $  1,471,388       $  1,211,739
                                            ============       ============
SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................      1,171,842          1,672,356
 Number of shares issued upon
  reinvestment of distributions..........        285,301            135,121
 Number of shares redeemed...............     (1,332,168)        (1,085,184)
                                            ------------       ------------
 Net increase............................        124,975            722,293
                                            ============       ============
Class A:
 Number of shares sold...................      2,108,303          1,344,375
 Number of shares issued upon
  reinvestment of distributions..........        108,453             12,969
 Number of shares redeemed...............       (713,922)          (229,882)
                                            ------------       ------------
 Net increase............................      1,502,834          1,127,462
                                            ============       ============
Class B:
 Number of shares sold...................          2,884              9,017
 Number of shares issued upon
  reinvestment of distributions..........              3                 --
                                            ------------       ------------
 Net increase............................          2,887              9,017
                                            ============       ============
Class C:
 Number of shares sold...................          5,233              6,823
 Number of shares issued upon
  reinvestment of distributions..........            552                364
 Number of shares redeemed...............         (2,239)           (10,610)
                                            ------------       ------------
 Net increase (decrease).................          3,546             (3,423)
                                            ============       ============


34 See Notes to Financial Statements.

    See Notes to Financial Statements.                                        35

GENERATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                         LEGACY
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2000   OCTOBER 31, 1999
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................    $ 1,445,911        $   962,166
Net realized gain (loss) on investments..       (192,835)         1,121,222
Net change in unrealized gain or loss on
 investments.............................      1,751,780             22,808
                                             -----------        -----------
 Net increase in net assets resulting
 from operations.........................      3,004,856          2,106,196
                                             -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............       (669,406)          (507,672)
 From net realized gains.................       (768,976)          (492,687)
Class A:
 From net investment income..............       (348,569)           (68,465)
 From net realized gains.................       (420,416)           (68,973)
Class B:
 From net investment income..............         (2,510)                --
 From net realized gains.................         (4,005)                --
Class C:
 From net investment income..............         (6,979)            (5,126)
 From net realized gains.................        (11,251)            (5,806)
                                             -----------        -----------
 Decrease in net assets from
 distributions to shareholders...........     (2,232,112)        (1,148,729)
                                             -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............      9,115,096          9,029,462
 Net asset value of shares issued upon
  reinvestment of distributions..........      1,437,775            999,942
 Payments for shares redeemed............     (8,647,463)        (9,065,607)
Class A:
 Proceeds from shares sold...............      9,702,789         10,488,925
 Net asset value of shares issued upon
  reinvestment of distributions..........        768,985            137,247
 Payments for shares redeemed............     (2,909,367)        (2,223,171)
Class B:
 Proceeds from shares sold...............            414            118,744
 Net asset value of shares issued upon
  reinvestment of distributions..........            981                 --
 Payments for shares redeemed............        (10,592)                --
Class C:
 Proceeds from shares sold...............         41,125            223,129
 Net asset value of shares issued upon
  reinvestment of distributions..........         15,562              6,720
 Payments for shares redeemed............        (88,536)          (103,010)
                                             -----------        -----------
 Net increase in net assets from fund
 share transactions......................      9,426,769          9,612,381
                                             -----------        -----------
Net change in net assets.................     10,199,513         10,569,848
NET ASSETS:
Beginning of period......................     34,904,696         24,334,848
                                             -----------        -----------
End of period............................    $45,104,209        $34,904,696
                                             ===========        ===========
End of period net assets includes
 undistributed net investment income.....    $ 1,229,630        $   813,190
                                             ===========        ===========




SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................        859,031            865,549
 Number of shares issued upon
  reinvestment of distributions..........        141,653             97,938
 Number of shares redeemed...............       (813,054)          (870,781)
                                             -----------        -----------
 Net increase............................        187,630             92,706
                                             ===========        ===========
Class A:
 Number of shares sold...................        926,983          1,012,224
 Number of shares issued upon
  reinvestment of distributions..........         76,364             13,535
 Number of shares redeemed...............       (278,098)          (214,733)
                                             -----------        -----------
 Net increase............................        725,249            811,026
                                             ===========        ===========
Class B:
 Number of shares sold...................             39             11,679
 Number of shares issued upon
  reinvestment of distributions..........             97                 --
 Number of shares redeemed...............         (1,009)                --
                                             -----------        -----------
 Net increase (decrease).................           (873)            11,679
                                             ===========        ===========
Class C:
 Number of shares sold...................          3,791             21,618
 Number of shares issued upon
  reinvestment of distributions..........          1,539                660
 Number of shares redeemed...............         (8,390)            (9,994)
                                             -----------        -----------
 Net increase (decrease).................         (3,060)            12,284
                                             ===========        ===========


36 See Notes to Financial Statements.

    See Notes to Financial Statements.                                        37

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000
1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds (each a Fund; collectively, the Funds), Aetna Ascent Fund (Ascent), Aetna Crossroads Fund (Crossroads) and Aetna Legacy Fund (Legacy).

The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of (0.25% of average net assets of the class per year).

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75%; service fees of 0.25%.

Shares in each class of each Fund were first made available to the public on the following dates:

    CLASS I          CLASS A          CLASS B         CLASS C
    -------          -------          -------         -------
January 4, 1995  January 20, 1997  March 1, 1999  June 30, 1998

The following is each Fund's investment objective:

  ASCENT seeks to provide capital appreciation.

  CROSSROADS seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

  LEGACY seeks to provide total return consistent with preservation of capital.

Aeltus Investment Management, Inc., (Aeltus) serves as the investment adviser to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, with the exception of high yield securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Equity and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds may invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000
C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

E. FEDERAL INCOME TAXES

Each Fund intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code (Code). Furthermore, by declaring such distributions during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts, certain investments in foreign equity securities and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

G. LINE OF CREDIT

Certain series of the Company (including the Funds), Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the funds will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit have been made as of October 31, 2000.

H. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Each Fund paid Aeltus an investment advisory fee at an annual rate of 0.80% of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.40% of the average daily net assets associated with those shares. For the period November 1, 1999 through October 31, 2000, Aeltus paid ALIAC $472,362.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B and Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees incurred in connection with Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 2000 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the year ended October 31, 2000 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

GENERATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the year ended October 31, 2000 were:

                                            COST OF PURCHASES       PROCEEDS FROM SALES
                                            -----------------       -------------------
Ascent                                        $150,401,547             $144,358,615
Crossroads                                     180,960,010              164,801,145
Legacy                                          70,326,640               66,029,979

6. OPTIONS

All Funds may invest in options. For the year ended October 31, 2000, the following reflects the written put activity:

                                         PUT OPTIONS WRITTEN
                        -------------------------------------------------------
ASCENT                    NUMBER OF        PREMIUM                REALIZED
                          CONTRACTS        RECEIVED              GAIN (LOSS)
                        -------------------------------------------------------
Outstanding October            --               $--                  $--
31, 1999
Written                        54           103,788                   --
Exercised                      --                --                   --
Expired                      (34)           (65,348)              65,348
Closed                       (20)           (38,440)               9,380
                        -------------------------------------------------------
Outstanding October           --                $--              $74,728
31, 2000
                        -------------------------------------------------------

                                         PUT OPTIONS WRITTEN
                        -------------------------------------------------------
CROSSROADS                NUMBER OF        PREMIUM                REALIZED
                          CONTRACTS        RECEIVED              GAIN (LOSS)
                        -------------------------------------------------------
Outstanding October            --               $--                  $--
31, 1999
Written                        39            74,958                   --
Exercised                      --                --                   --
Expired                      (24)           (46,128)              46,128
Closed                       (15)           (28,830)              10,785
                        -------------------------------------------------------
Outstanding October           --                $--              $56,913
31, 2000
                        -------------------------------------------------------

                                         PUT OPTIONS WRITTEN
                        -------------------------------------------------------
LEGACY                    NUMBER OF        PREMIUM                REALIZED
                          CONTRACTS        RECEIVED              GAIN (LOSS)
                        -------------------------------------------------------
Outstanding October            --               $--                  $--
31, 1999
Written                        25            48,050                   --
Exercised                      --                --                   --
Expired                       (17)          (32,674)              32,674
Closed                         (8)          (15,376)               5,752
                        -------------------------------------------------------
Outstanding October            --               $--              $38,426
31, 2000
                        -------------------------------------------------------

7. CAPITAL LOSS CARRYFORWARDS

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of October 31, 2000, the following capital loss carryforwards had been incurred:

                TOTAL CAPITAL LOSS         YEAR OF EXPIRATION
                   CARRYFORWARD                   2008
                   ------------                   ----
Ascent              $  988,521                 $  988,521
Crossroads           2,330,911                  2,330,911
Legacy                 145,393                    145,393



8. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 15 billion shares. Of those 15 billion, each of the Funds have been allocated 100 million shares each of Class I, Class A, Class B and Class C. As of October 31, 2000, the following shares of the Funds were owned by ALIAC and its affiliates:

                    CLASS I    CLASS B
                    -------    -------
Ascent             2,830,737       --
Crossroads         3,280,324    9,017
Legacy             1,705,106    9,921

GENERATION FUNDS
ADDITIONAL INFORMATION
OCTOBER 31, 2000

1. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED) In accordance with federal tax authorities, certain portions of the dividends taxable as ordinary income qualify for the corporate dividends received deduction. The following percentages reflect the portions of such dividends paid:

Ascent         5.66%
Crossroads     4.91%
Legacy         3.47%


In accordance with federal tax authorities, the Funds paid the following amounts of dividends, which qualify to be taxed at long-term capital gain rates:


Ascent       $1,523,213      $0.3024
Crossroads    1,281,086       0.2355
Legacy          532,940       0.1517


2. SHAREHOLDER MEETING (UNAUDITED)
The shareholders of Aetna Inc. (Aetna), of which Aeltus was an indirect wholly-owned subsidiary, voted in favor of a proposal to sell certain of Aetna's businesses, including Aeltus, to ING Groep N.V. (ING), an integrated financial services provider. Consummation of the transaction has resulted in Aeltus becoming an indirect wholly-owned subsidiary of ING in December 2000.

Under the Act, the transaction resulted in a change in control of Aeltus and therefore, constituted an assignment of the Company's investment advisory agreements. Consequently, Aeltus received approval of new investment advisory agreements from the Board and the shareholders of each Fund. The results of the shareholder meeting held on November 22, 2000, are as follows:

A. ELECTION OF DIRECTORS
The following individuals were elected to serve as Directors of the Company. Every individual named served as a Director prior to this election and there are no other individuals currently serving as Directors of the Company.

                           NUMBER OF                % OF VOTES
                                              -------------------------
                         SHARES VOTING        CAST FOR        WITHHELD
                        -----------------     ----------     ----------
Albert E. DePrince Jr.
                        695,450,143.647       95.737%          4.263%
Maria T. Fighetti
                        695,450,143.647       95.658%          4.342%
J. Scott Fox
                        695,450,143.647       95.644%          4.356%
David L. Grove
                        695,450,143.647       95.539%          4.461%
John Y. Kim
                        695,450,143.647       95.641%          4.359%
Sidney Koch
                        695,450,143.647       95.652%          4.348%
Corine T. Norgaard
                        695,450,143.647       95.628%          4.372%
Richard G. Scheide
                        695,450,143.647       95.610%          4.390%

B. APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
Shareholders in each Fund voted to approve a new Investment Advisory Agreement (Agreement) between each Fund and Aeltus. The Agreement reflects the acquisition of the financial services and international businesses of Aetna, of which Aeltus is an indirect wholly-owned subsidiary, by ING, with no change in advisory fees payable to Aeltus.

                     NUMBER OF                         % OF VOTES
                                       --------------------------------------------
                   SHARES VOTING       CAST FOR       CAST AGAINST        ABSTAIN
                   ---------------     ----------     --------------     ----------
Ascent
                   3,100,647.923       98.050%           0.257%            1.693%
Crossroads
                   4,663,566.051       99.112%           0.115%            0.773%
Legacy
                   2,547,286.669       94.709%           1.424%            3.867%



C. RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS
Shareholders of all the Funds of the Company approved the selection of KPMG LLP as independent auditors for all of the Funds for the fiscal year ending October 31, 2001.

                      NUMBER OF                          % OF VOTES
                                         --------------------------------------------
                    SHARES VOTING        CAST FOR       CAST AGAINST        ABSTAIN
                   -----------------     ----------     --------------     ----------
KPMG LLP
                   695,450,143.647       94.875%           1.199%            3.926%

GENERATION FUNDS
FINANCIAL HIGHLIGHTS
ASCENT




Selected data for a fund share outstanding throughout each period:


                         YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED    YEAR ENDED
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
       CLASS I             2000         1999         1998         1997          1996
----------------------  -----------  -----------  -----------  -----------   -----------

Net asset value,
 beginning of period .   $ 12.14      $ 11.14      $ 14.48      $ 12.57       $ 11.67
                         -------      -------      -------      -------       -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income      0.18++       0.22+        0.24+        0.21+         0.21+
 Net realized and
 change in unrealized
 gain or loss on
 investments..........      0.82         1.27        (0.41)        2.92          2.04
                         -------      -------      -------      -------       -------
   Total income from
    investment
    operations........      1.00         1.49        (0.17)        3.13          2.25
                         -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment
 income...............     (0.22)       (0.18)       (0.41)       (0.25)        (0.38)
 From net realized
 gains on investments      (0.89)       (0.31)       (2.76)       (0.97)        (0.97)
                         -------      -------      -------      -------       -------
   Total distributions     (1.11)       (0.49)       (3.17)       (1.22)        (1.35)
                         -------      -------      -------      -------       -------
Net asset value, end
 of period ...........   $ 12.03      $ 12.14      $ 11.14      $ 14.48       $ 12.57
                         =======      =======      =======      =======       =======

Total return .........      8.62%       13.66%       (1.90)%      26.59%        20.94%
Net assets, end of
 period (000's) ......   $42,626      $41,936      $38,012      $27,359       $25,752
Ratio of net
 investment expenses
 to average net assets      1.00%        1.20%        1.24%        1.52%         1.73%
Ratio of net
 investment income to
 average net assets ..      1.76%        1.86%        2.00%        1.53%         1.69%
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........      1.10%        1.26%        1.43%        1.61%           --
Portfolio turnover
 rate.................    247.90%      131.62%      105.08%      162.80%       104.84%



++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

46 See Notes to Financial Statements.

ASCENT
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                 JANUARY 20, 1997
                        YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS A             2000         1999         1998       TO OCTOBER 31, 1997
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of period .   $ 12.06      $ 11.09      $ 14.42          $ 12.50
                         -------      -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income      0.25++       0.19+        0.20+            0.15+
 Net realized and
 change in unrealized
 gain or loss on
 investments..........      0.71         1.26        (0.40)            1.77
                         -------      -------      -------          -------
   Total income from
    investment
    operations........      0.96         1.45        (0.20)            1.92
                         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment
 income...............     (0.20)       (0.17)       (0.37)              --
 From net realized
 gains on investments      (0.89)       (0.31)       (2.76)              --
                         -------      -------      -------          -------
   Total distributions     (1.09)       (0.48)       (3.13)              --
                         -------      -------      -------          -------
Net asset value, end
 of period ...........   $ 11.93      $ 12.06      $ 11.09          $ 14.42
                         =======      =======      =======          =======

Total return .........      8.34%       13.35%       (2.17)%          15.36%
Net assets, end of
 period (000's) ......   $25,131      $16,252      $ 2,266          $   886
Ratio of net
 investment expenses
 to average net assets      1.25%        1.45%        1.53%            2.08%(1)
Ratio of net
 investment income to
 average net assets ..      1.51%        1.61%        1.71%            1.11%(1)
Ratio of expenses
 before reimbursement
 and waiver to
 average net assets ..      1.35%        1.51%        1.72%            2.35%(1)
Portfolio turnover
 rate.................    247.90%      131.62%      105.08%          162.80%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        47

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
ASCENT
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                             YEAR ENDED     (DATE OF INITIAL
                                             OCTOBER 31,    PUBLIC OFFERING)
                  CLASS B                       2000       TO OCTOBER 31, 1999
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......   $ 12.06          $ 11.21
                                              -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.12++           0.07+
 Net realized and change in unrealized gain
 or loss on investments ...................      0.76             0.78
                                              -------          -------
   Total income from investment operations       0.88             0.85
                                              -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...............     (0.12)              --
 From net realized gains on investments ...     (0.89)              --
                                              -------          -------
   Total distributions ....................     (1.01)              --
                                              -------          -------
Net asset value, end of period ............   $ 11.93          $ 12.06
                                              =======          =======

Total return ..............................      7.58%            7.58%
Net assets, end of period (000's) .........   $   193          $   116
Ratio of net investment expenses to average
 net assets ...............................      2.00%            2.20%(1)
Ratio of net investment income to average
 net assets ...............................      0.76%            0.86%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      2.10%            2.26%(1)
Portfolio turnover rate ...................    247.90%          131.62%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

48 See Notes to Financial Statements.

ASCENT
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                YEAR ENDED   YEAR ENDED       JUNE 30, 1998
                                OCTOBER 31,  OCTOBER 31,    (DATE OF INITIAL
                                   2000         1999        PUBLIC OFFERING)
           CLASS C              -----------  -----------   TO OCTOBER 31, 1998
------------------------------                             -------------------

Net asset value, beginning of
 period.......................   $ 12.03      $ 11.11          $ 12.49
                                 -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......      0.17++       0.10+            0.04+
 Net realized and change in
 unrealized gain or loss on
 investments..................      0.71         1.26            (1.42)
                                 -------      -------          -------
   Total income from
    investment operations ....      0.88         1.36            (1.38)
                                 -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..     (0.13)       (0.13)              --
 From net realized gains on
 investments..................     (0.89)       (0.31)              --
                                 -------      -------          -------
   Total distributions .......     (1.02)       (0.44)              --
                                 -------      -------          -------
Net asset value, end of period   $ 11.89      $ 12.03          $ 11.11
                                 =======      =======          =======

Total return .................      7.57%       12.47%          (11.05)%
Net assets, end of period
 (000's)......................   $ 2,731      $ 2,626          $   133
Ratio of net investment
 expenses to average net
 assets.......................      2.00%        2.20%            2.23%(1)
Ratio of net investment income
 to average net assets .......      0.76%        0.86%            1.01%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      2.10%        2.26%            2.42%(1)
Portfolio turnover rate ......    247.90%      131.62%          105.08%




(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        49

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
CROSSROADS
CROSSROADS



Selected data for a fund share outstanding throughout each period:


                        YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
       CLASS I             2000         1999         1998         1997          1996
----------------------  -----------  -----------  -----------  -----------   -----------

Net asset value,
 beginning of period .   $ 11.76      $ 11.08      $ 13.29      $ 12.16       $ 11.53
                         -------      -------      -------      -------       -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income      0.27++       0.30+        0.31+        0.27+         0.25+
 Net realized and
 change in unrealized
 gain or loss on
 investments..........      0.55         0.83        (0.37)        2.16          1.64
                         -------      -------      -------      -------       -------
   Total income from
    investment
    operations........      0.82         1.13        (0.06)        2.43          1.89
                         -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment
 income...............     (0.29)       (0.21)       (0.45)       (0.30)        (0.44)
 From net realized
 gains on investments      (0.53)       (0.24)       (1.70)       (1.00)        (0.82)
                         -------      -------      -------      -------       -------
   Total distributions     (0.82)       (0.45)       (2.15)       (1.30)        (1.26)
                         -------      -------      -------      -------       -------
Net asset value, end
 of period ...........   $ 11.76      $ 11.76      $ 11.08      $ 13.29       $ 12.16
                         =======      =======      =======      =======       =======

Total return .........      7.29%       10.31%       (0.87)%      21.65%        17.66%
Net assets, end of
 period (000's) ......   $49,898      $48,440      $37,620      $26,028       $22,947
Ratio of net
 investment expenses
 to average net assets      0.95%        1.20%        1.24%        1.57%         1.74%
Ratio of net
 investment income to
 average net assets ..      2.54%        2.54%        2.61%        2.13%         2.18%
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........      1.08%        1.28%        1.40%        1.66%           --
Portfolio turnover
 rate.................    238.69%      124.90%      115.65%      161.75%       107.40%



++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

50 See Notes to Financial Statements.

CROSSROADS
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                 JANUARY 20, 1997
                        YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS A             2000         1999         1998       TO OCTOBER 31, 1997
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of period .   $ 11.67      $ 11.01      $ 13.22          $ 11.67
                         -------      -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income      0.35++       0.27+        0.27+            0.30+
 Net realized and
 change in unrealized
 gain or loss on
 investments..........      0.43         0.83        (0.37)            1.25
                         -------      -------      -------          -------
   Total income from
    investment
    operations........      0.78         1.10        (0.10)            1.55
                         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment
 income...............     (0.27)       (0.20)       (0.41)              --
 From net realized
 gains on investments      (0.53)       (0.24)       (1.70)              --
                         -------      -------      -------          -------
   Total distributions     (0.80)       (0.44)       (2.11)              --
                         -------      -------      -------          -------
Net asset value, end
 of period ...........   $ 11.65      $ 11.67      $ 11.01          $ 13.22
                         =======      =======      =======          =======

Total return .........      7.02%       10.10%       (1.17)%          13.28%
Net assets, end of
 period (000's) ......   $32,868      $15,389      $ 2,105          $   547
Ratio of net
 investment expenses
 to average net assets      1.20%        1.45%        1.52%            2.11%(1)
Ratio of net
 investment income to
 average net assets ..      2.29%        2.29%        2.33%            1.64%(1)
Ratio of expenses
 before reimbursement
 and waiver to
 average net assets ..      1.33%        1.53%        1.68%            2.41%(1)
Portfolio turnover
 rate.................    238.69%      124.90%      115.65%          161.75%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        51

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
CROSSROADS
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                             YEAR ENDED     (DATE OF INITIAL
                                             OCTOBER 31,    PUBLIC OFFERING)
                  CLASS B                       2000       TO OCTOBER 31, 1999
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......   $ 11.68          $ 11.09
                                              -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.18++           0.12+
 Net realized and change in unrealized gain
 or loss on investments ...................      0.52             0.47
                                              -------          -------
   Total income from investment operations       0.70             0.59
                                              -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...............     (0.19)              --
 From net realized gains on investments ...     (0.53)              --
                                              -------          -------
   Total distributions ....................     (0.72)              --
                                              -------          -------
Net asset value, end of period ............   $ 11.66          $ 11.68
                                              =======          =======

Total return ..............................      6.24%            5.32%
Net assets, end of period (000's) .........   $   139          $   105
Ratio of net investment expenses to average
 net assets ...............................      1.95%            2.20%(1)
Ratio of net investment income to average
 net assets ...............................      1.54%            1.54%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      2.08%            2.28%(1)
Portfolio turnover rate ...................    238.69%          124.90%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

52 See Notes to Financial Statements.

CROSSROADS
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                YEAR ENDED   YEAR ENDED       JUNE 30, 1998
                                OCTOBER 31,  OCTOBER 31,    (DATE OF INITIAL
                                   2000         1999        PUBLIC OFFERING)
           CLASS C              -----------  -----------   TO OCTOBER 31, 1998
------------------------------                             -------------------

Net asset value, beginning of
 period.......................   $ 11.65      $ 11.04          $ 12.18
                                 -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......      0.03++       0.18+            0.06+
 Net realized and change in
 unrealized gain or loss on
 investments..................      0.66         0.83            (1.20)
                                 -------      -------          -------
   Total income from
    investment operations ....      0.69         1.01            (1.14)
                                 -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..     (0.15)       (0.16)              --
 From net realized gains on
 investments..................     (0.53)       (0.24)              --
                                 -------      -------          -------
   Total distributions .......     (0.68)       (0.40)              --
                                 -------      -------          -------
Net asset value, end of period   $ 11.66      $ 11.65          $ 11.04
                                 =======      =======          =======

Total return .................      6.15%        9.30%           (9.36)%
Net assets, end of period
 (000's)......................   $   169      $   127          $   158
Ratio of net investment
 expenses to average net
 assets.......................      1.95%        2.20%            2.24%(1)
Ratio of net investment income
 to average net assets .......      1.54%        1.54%            1.61%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      2.08%        2.28%            2.40%(1)
Portfolio turnover rate ......    238.69%      124.90%          115.65%




(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        53

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
LEGACY




Selected data for a fund share outstanding throughout each period:


                        YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
       CLASS I             2000         1999         1998         1997          1996
----------------------  -----------  -----------  -----------  -----------   -----------

Net asset value,
 beginning of period .   $ 10.57      $ 10.21      $ 12.15      $ 11.64       $ 11.41
                         -------      -------      -------      -------       -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income      0.33++       0.34+        0.35+        0.32+         0.29+
 Net realized and
 change in unrealized
 gain or loss on
 investments..........      0.47         0.46        (0.07)        1.41          1.20
                         -------      -------      -------      -------       -------
   Total income from
    investment
    operations........      0.80         0.80         0.28         1.73          1.49
                         -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment
 income...............     (0.30)       (0.22)       (0.60)       (0.33)        (0.50)
 From net realized
 gains on investments      (0.34)       (0.22)       (1.62)       (0.89)        (0.76)
                         -------      -------      -------      -------       -------
   Total distributions     (0.64)       (0.44)       (2.22)       (1.22)        (1.26)
                         -------      -------      -------      -------       -------
Net asset value, end
 of period ...........   $ 10.73      $ 10.57      $ 10.21      $ 12.15       $ 11.64
                         =======      =======      =======      =======       =======

Total return .........      7.93%        7.99%        2.51%       15.94%        14.11%
Net assets, end of
 period (000's) ......   $26,494      $24,107      $22,352      $18,313       $22,326
Ratio of net
 investment expenses
 to average net assets      0.90%        1.20%        1.24%        1.63%         1.73%
Ratio of net
 investment income to
 average net assets ..      3.69%        3.23%        3.26%        2.77%         2.62%
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........      1.19%        1.45%        1.67%        1.75%           --
Portfolio turnover
 rate.................    195.01%      119.85%      115.12%      158.71%        91.62%



++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

54 See Notes to Financial Statements.

LEGACY
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                 JANUARY 20, 1997
                        YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS A             2000         1999         1998       TO OCTOBER 31, 1997
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of period .   $ 10.48      $ 10.15      $ 12.09          $ 11.01
                         -------      -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income      0.42++       0.31+        0.31+            0.29+
 Net realized and
 change in unrealized
 gain or loss on
 investments..........      0.34         0.46        (0.06)            0.79
                         -------      -------      -------          -------
   Total income from
    investment
    operations........      0.76         0.77         0.25             1.08
                         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment
 income...............     (0.28)       (0.22)       (0.57)              --
 From net realized
 gains on investments      (0.34)       (0.22)       (1.62)              --
                         -------      -------      -------          -------
   Total distributions     (0.62)       (0.44)       (2.19)              --
                         -------      -------      -------          -------
Net asset value, end
 of period ...........   $ 10.62      $ 10.48      $ 10.15          $ 12.09
                         =======      =======      =======          =======

Total return .........      7.65%        7.65%        2.29%            9.81%
Net assets, end of
 period (000's) ......   $18,220      $10,371      $ 1,812          $   481
Ratio of net
 investment expenses
 to average net assets      1.15%        1.45%        1.53%            2.21%(1)
Ratio of net
 investment income to
 average net assets ..      3.44%        2.98%        2.97%            2.39%(1)
Ratio of expenses
 before reimbursement
 and waiver to
 average net assets ..      1.44%        1.70%        1.96%            2.50%(1)
Portfolio turnover
 rate.................    195.01%      119.85%      115.12%          158.71%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        55

GENERATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
LEGACY
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                             YEAR ENDED     (DATE OF INITIAL
                                             OCTOBER 31,    PUBLIC OFFERING)
                  CLASS B                       2000       TO OCTOBER 31, 1999
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......   $ 10.49          $ 10.08
                                              -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.38++           0.16+
 Net realized and change in unrealized gain
 or loss on investments ...................      0.31             0.25
                                              -------          -------
   Total income from investment operations       0.69             0.41
                                              -------          -------
LESS DISTRIBUTIONS:
 From net investment income ...............     (0.21)              --
 From net realized gains on investments ...     (0.34)              --
                                              -------          -------
   Total distributions ....................     (0.55)              --
                                              -------          -------
Net asset value, end of period ............   $ 10.63          $ 10.49
                                              =======          =======

Total return ..............................      6.91%            4.07%
Net assets, end of period (000's) .........   $   115          $   123
Ratio of net investment expenses to average
 net assets ...............................      1.90%            2.20%(1)
Ratio of net investment income to average
 net assets ...............................      2.69%            2.23%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      2.19%            2.45%(1)
Portfolio turnover rate ...................    195.01%          119.85%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

56 See Notes to Financial Statements.

LEGACY
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                YEAR ENDED   YEAR ENDED       JUNE 30, 1998
                                OCTOBER 31,  OCTOBER 31,    (DATE OF INITIAL
                                   2000         1999        PUBLIC OFFERING)
           CLASS C              -----------  -----------   TO OCTOBER 31, 1998
------------------------------                             -------------------

Net asset value, beginning of
 period.......................   $ 10.46      $ 10.18          $ 10.72
                                 -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......      0.32++       0.23+            0.08+
 Net realized and change in
 unrealized gain or loss on
 investments..................      0.36         0.46            (0.62)
                                 -------      -------          -------
   Total income from
    investment operations ....      0.68         0.69            (0.54)
                                 -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..     (0.21)       (0.19)              --
 From net realized gains on
 investments..................     (0.34)       (0.22)              --
                                 -------      -------          -------
   Total distributions .......     (0.55)       (0.41)              --
                                 -------      -------          -------
Net asset value, end of period   $ 10.59      $ 10.46          $ 10.18
                                 =======      =======          =======

Total return .................      6.81%        6.88%           (5.04)%
Net assets, end of period
 (000's)......................   $   275      $   304          $   171
Ratio of net investment
 expenses to average net
 assets.......................      1.90%        2.20%            2.24%(1)
Ratio of net investment income
 to average net assets .......      2.69%        2.23%            2.26%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      2.16%        2.45%            2.67%(1)
Portfolio turnover rate ......    195.01%      119.85%          115.12%




(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        57

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholders
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund, each a series of Aetna Series Fund, Inc. (collectively the Generation Funds), including the portfolios of investments as of October 31, 2000, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Generation Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Generation Funds as of October 31, 2000, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Hartford, Connecticut
December 8, 2000


58

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                                                                  P165ANN(10/00)